UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07255

Oppenheimer International Bond Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 3/31/2019

Item 1. Reports to Stockholders.

Semiannual Report 3/31/2019 Important Notice: The Securities and Exchange Commission will permit funds to deliver shareholder reports electronically beginning January 1, 2021. At that time, OppenheimerFunds will send a notice, either by mail or email, each time your fund’s updated report is available on our website (oppenheimerfunds.com). Investors enrolled in electronic delivery will receive the notice by email, with links to the updated report. Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notice in the mail. All investors who prefer to receive shareholder reports in paper may, at any time, choose that option free of charge by calling 1.800.225.5677.

Important Updates

On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of OppenheimerFunds, Inc. and its subsidiaries OFI Global Asset Management, Inc., OFI SteelPath, Inc. and OFI Advisors, LLC, announced that it has entered into an agreement whereby Invesco Ltd., a global investment management company, will acquire OppenheimerFunds, Inc. As of the date of this report, the transaction is expected to close in the second quarter of 2019, pending necessary regulatory and other third-party approvals. This is subject to change.

Update to Shareholder Report Document Delivery

Beginning January 1, 2021, OppenheimerFunds will send a notice, either by mail or email, each time your fund’s updated report is available on our website (oppenheimerfunds.com). Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notice in the mail. Enrolling in electronic delivery will enable you to receive a direct link to your full shareholder report the moment it becomes available, and limit the amount of mail you receive. All investors who prefer to receive shareholder reports in paper may, at any time, choose that option.

How do you update your delivery preferences?

If you own these shares through a financial intermediary, you may contact your financial intermediary.

If your accounts are held through OppenheimerFunds and you receive statements, confirms, and other documents directly from us, you can enroll in our eDocs DirectSM service at oppenheimerfunds.com or by calling us. Once you’re enrolled, you’ll begin to receive email notifications of updated documents when they become available. If you have any questions, feel free to call us at 1.800.225.5677.

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 3/31/19

	6-Month	1-Year	5-Year	10-Year
Class A Shares of the Fund without Sales Charge	2.93%	-5.04%	1.82%	4.11%
Class A Shares of the Fund with Sales Charge	-1.96	-9.55	0.83	3.60
FTSE Non-U.S. Dollar World Government Bond Index	2.85	-4.55	-0.06	2.02
JP Morgan Government Bond Index-Emerging Markets Global Diversified	5.09	-7.56	-0.76	4.38
JP Morgan Emerging Markets Bond Index Global Diversified	5.61	4.22	5.44	8.52
Reference Index	4.10	-3.72	0.91	3.70

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund returns include changes in share price, reinvested distributions, and a 4.75% maximum applicable sales charge except where “without sales charge” is indicated. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. Returns for periods of less than one year are cumulative and not annualized. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). See Fund prospectuses and summary prospectuses for more information on share classes and sales charges.

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Top Holdings and Allocations

TOP TEN GEOGRAPHICAL HOLDINGS

United States	12.1%
Mexico	10.7
India	8.1
United Kingdom	6.9
Brazil	5.4
South Africa	5.2
Greece	4.9
Spain	4.7
Indonesia	4.6
Argentina	3.6

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2019, and are based on total market value of investments.

REGIONAL ALLOCATION

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2019, and are based on the total market value of investments.

For more current Fund holdings, please visit oppenheimerfunds.com.

4        OPPENHEIMER INTERNATIONAL BOND FUND

Share Class Performance

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS OF 3/31/19

	Inception Date	6-Month	1-Year	5-Year	10-Year
Class A (OIBAX)	6/15/95	2.93%	-5.04%	1.82%	4.11%
Class C (OIBCX)	6/15/95	2.55	-5.63	1.05	3.36
Class I (OIBIX)	1/27/12	3.13	-4.68	2.25	2.31	*
Class R (OIBNX)	3/1/01	2.80	-5.31	1.56	3.78
Class Y (OIBYX)	9/27/04	3.06	-4.65	2.07	4.39

AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 3/31/19

	Inception Date	6-Month	1-Year	5-Year	10-Year
Class A (OIBAX)	6/15/95	-1.96%	-9.55%	0.83%	3.60%
Class C (OIBCX)	6/15/95	1.55	-6.53	1.05	3.36
Class I (OIBIX)	1/27/12	3.13	-4.68	2.25	2.31	*
Class R (OIBNX)	3/1/01	2.80	-5.31	1.56	3.78
Class Y (OIBYX)	9/27/04	3.06	-4.65	2.07	4.39

*Shows performance since inception.

STANDARDIZED YIELDS
For the 30 Days Ended 3/31/19
Class A	4.38%
Class C	3.84
Class I	4.99
Class R	4.34
Class Y	4.84

UNSUBSIDIZED STANDARDIZED YIELDS
For the 30 Days Ended 3/31/19
Class A	4.36%
Class C	3.82
Class I	4.98
Class R	4.33
Class Y	4.83

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800. CALL OPP (225.5677). Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 4.75% and for Class C shares, the contingent deferred sales charge of 1% for the 1-year period. There is no sales charge for Class I, Class R and Class Y shares. Returns for periods of less than one year are cumulative and not annualized. See Fund prospectuses and summary prospectuses for more information on share classes and sales charges.

Standardized yield is based on an SEC-standardized formula designed to approximate the Fund’s annualized hypothetical current income from securities less expenses for the 30-day period ended March 31, 2019 and that date’s maximum offering price (for Class A shares) or net asset value (for all other share classes). Each result is compounded semiannually and

5        OPPENHEIMER INTERNATIONAL BOND FUND

then annualized. Falling share prices will tend to artificially raise yields. The unsubsidized standardized yield is computed under an SEC-standardized formula based on net income earned for the 30-day period ended March 31, 2019. The calculation excludes any expense reimbursements and thus may result in a lower yield.

The Fund’s performance is compared to the FTSE Non-U.S. Dollar World Government Bond Index, JP Morgan Government Bond Index -Emerging Markets Global Diversified, JP Morgan Emerging Markets Bond Index Global Diversified, and the Fund’s Reference Index. The Fund’s Reference Index is a customized weighted index currently comprising 50% of the FTSE Non-U.S. Dollar World Government Bond Index, 30% of the JP Morgan Government Bond Index - Emerging Markets Global Diversified, and 20% of the JP Morgan Emerging Markets Bond Index Global Diversified. The FTSE Non-U.S. Dollar World Government Bond Index is an index of fixed rate government bonds with a maturity of one year or longer and amounts outstanding of at least U.S. $25 million. The JPMorgan Government Bond Index-Emerging Markets Global Diversified is a comprehensive, global local Emerging Markets Index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure. The JPMorgan Emerging Markets Bond Index Global Diversified is a composite index representing an unleveraged investment in emerging market bonds that is broadly based across the spectrum of emerging market bonds and includes reinvestment of income (to represent real assets).The indices are unmanaged and cannot be purchased directly by investors. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments comprising the indices. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund’s performance, and does not predict or depict performance of the Fund. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

6        OPPENHEIMER INTERNATIONAL BOND FUND

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2019.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During 6 Months Ended March 31, 2019” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

7        OPPENHEIMER INTERNATIONAL BOND FUND

Actual	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Expenses Paid During 6 Months Ended March 31, 2019
Class A	$ 1,000.00	$ 1,029.30	$ 5.02
Class C	1,000.00	1,025.50	8.82
Class I	1,000.00	1,031.30	3.04
Class R	1,000.00	1,028.00	6.29
Class Y	1,000.00	1,030.60	3.75

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,020.00	5.00
Class C	1,000.00	1,016.26	8.78
Class I	1,000.00	1,021.94	3.03
Class R	1,000.00	1,018.75	6.26
Class Y	1,000.00	1,021.24	3.74

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended March 31, 2019 are as follows:

Class	Expense Ratios
Class A	0.99%
Class C	1.74
Class I	0.60
Class R	1.24
Class Y	0.74

The expense ratios reflect voluntary and/or contractual waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Consolidated Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

8        OPPENHEIMER INTERNATIONAL BOND FUND

CONSOLIDATED STATEMENT OF INVESTMENTS March 31, 2019 Unaudited

		Principal Amount	Value
Mortgage-Backed Obligations—3.7%
Alba plc, Series 2007-1, Cl. F, 4.096% [BP0003M+325], 3/17/39[1,2]	GBP	1,909,400	$2,391,530
Bancaja Fondo de Titulizacion, Series 10, Cl. C, 0.192% [EUR003M+50], 5/22/50[1,2,3]	EUR	12,000,000	11,037,118
Capital Mortgage Srl, Series 2007-1, Cl. B, 0.00% [EUR003M+22], 1/30/47[1,2]	EUR	8,000,000	5,950,363
Eurohome UK Mortgages plc:
Series 2007-1, Cl. B1, 1.745% [BP0003M+90], 6/15/44[1,2]	GBP	5,275,000	5,473,770
Series 2007-1, Cl. M2, 1.345% [BP0003M+50], 6/15/44[1,2]	GBP	4,000,000	4,455,030
Series 2007-2, Cl. B1, 2.245% [BP0003M+140], 9/15/44[1,2]	GBP	4,000,000	4,381,499
Eurosail 2006-3nc plc, Series 2006-3X, Cl. D1C, 1.743% [BP0003M+90], 9/10/44[1,2]	GBP	11,000,000	11,578,453
Eurosail UK plc, Series 2007-5X, Cl. A1A, 1.613% [BP0003M+77], 9/13/45[1,2]	GBP	9,931,866	12,367,025
Great Hall Mortgages No 1 plc, Series 2007-1, Cl. DA, 1.626% [BP0003M+78], 3/18/39[1,2]	GBP	8,000,000	8,736,459
Grifonas Finance plc:
Series 1, Cl. A, 0.05% [EUR006M+28], 8/28/39[1,2]	EUR	18,257,829	18,746,780
Series 1, Cl. B, 0.29% [EUR006M+52], 8/28/39[1,2]	EUR	5,000,000	4,064,269
IM Pastor 4 Fondo de Titulizacion de Activos:
Series 4, Cl. A, [EUR003M+14], 3/22/44[1,2]	EUR	15,714,139	16,176,394
Series 4, Cl. B, [EUR003M+19], 3/22/44[1,2]	EUR	3,000,000	2,061,037
Ludgate Funding plc, Series 2007-1, 0.00%, 1/1/61	GBP	207,500,000	10,376,300
Marble Arch Residential Securitisation No 4 plc, Series 4X, Cl. E1C, 4.74% [BP0003M+390], 3/20/40[1,2]	GBP	5,960,000	7,550,830
Newgate Funding plc, Series 2007-2X, Cl. CB, 0.13% [EUR003M+44], 12/15/50[1,2]	EUR	3,299,522	3,214,430
Sestante Finance Srl, Series 3, Cl. C1, 0.492% [EUR003M+80], 7/15/45[1,2]	EUR	9,700,000	5,097,987
TDA 27 Hipocat 9 Fondo de Titulizacion de Activos, Series 27, Cl. A3, 0.00% [EUR003M+19], 12/28/50[1,2]	EUR	35,000,000	33,510,497
Towd Point Mortgage Funding 2019-Granite4 plc, 2.23%, 10/20/51[4]	GBP	10,000,000	13,029,709
Total Mortgage-Backed Obligations (Cost $183,464,554)			180,199,480

U.S. Government Obligations—2.4%
United States Treasury Inflation-Protected Securities:
1.00%, 2/15/48-2/15/49[5,6]		111,130,914	114,104,608
Total U.S. Government Obligations (Cost $109,820,145)			114,104,608

Foreign Government Obligations—58.2%
Angola—0.3%
Republic of Angola, 9.375% Sr. Unsec. Nts., 5/8/48[7]		12,005,000	13,012,220

Argentina—3.0%
Argentine Republic:
0.00% Unsec. Nts., 4/30/20[8]	ARS	777,200,000	19,692,931
0.236% Unsec. Nts., 7/31/20[8]	ARS	1,865,600,000	41,450,177
4.625% Sr. Unsec. Nts., 1/11/23		3,185,000	2,616,477

9        OPPENHEIMER INTERNATIONAL BOND FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Argentina (Continued)
Argentine Republic: (Continued)
5.875% Sr. Unsec. Nts., 1/11/28		$14,760,000	$11,367,045
6.875% Sr. Unsec. Nts., 1/26/27		16,500,000	13,400,063
6.875% Sr. Unsec. Nts., 1/11/48		11,950,000	8,828,062
7.50% Sr. Unsec. Nts., 4/22/26		42,575,000	36,236,647
15.50% Bonds, 10/17/26	ARS	135,000,000	2,112,419
18.20% Unsec. Nts., 10/3/21	ARS	212,805,000	3,483,341
45.325% [BADLARPP+325] Unsec. Nts., 3/1/20[1]	ARS	180,336,000	4,113,014
45.741% [BADLARPP+375] Unsec. Nts., 4/12/25[1,2,7]	ARS	120,000,000	2,739,097
			146,039,273

Australia—0.9%
Commonwealth of Australia, 0.75% Sr. Unsec. Nts., 11/21/27[2,6]	AUD	58,000,000	44,007,427

Brazil—3.7%
Federative Republic of Brazil:
6.00% Unsec. Nts., 8/15/22[6]	BRL	30,170,000	26,354,207
6.00% Unsec. Nts., 5/15/45[6]	BRL	40,900,000	40,424,395
10.00% Unsec. Nts., 1/1/27	BRL	291,000,000	78,789,777
10.00% Unsec. Nts., 1/1/29	BRL	100,000,000	27,237,487
13.288% Unsec. Nts., 8/15/50	BRL	6,000,000	6,049,430
			178,855,296

Chile—0.2%
Republic of Chile, 4.00% Unsec. Nts., 3/1/23[2,7]	CLP	8,250,000,000	12,281,119

Colombia—1.3%
Republic of Colombia:
6.125% Sr. Unsec. Nts., 1/18/41		11,050,000	13,083,310
Series B, 6.25% Bonds, 11/26/25	COP	155,000,000,000	49,297,267
			62,380,577

Cyprus—0.9%
Republic of Cyprus:
2.75% Unsec. Nts., 2/26/34[2]	EUR	24,500,000	29,428,662
3.75% Sr. Unsec. Nts., 7/26/23	EUR	10,000,000	12,780,490
			42,209,152

Dominican Republic—0.5%
Dominican Republic:
5.95% Sr. Unsec. Nts., 1/25/27[7]		18,480,000	19,450,200
6.85% Sr. Unsec. Nts., 1/27/45[7]		6,370,000	6,839,788
			26,289,988

Ecuador—0.6%
Republic of Ecuador:
8.875% Sr. Unsec. Nts., 10/23/27[7]		20,895,000	20,973,357

10        OPPENHEIMER INTERNATIONAL BOND FUND

		Principal Amount	Value
Ecuador (Continued)
Republic of Ecuador: (Continued)
9.65% Sr. Unsec. Nts., 12/13/26[7]		$6,545,000	$6,880,431
			27,853,788

Egypt—1.2%
Arab Republic of Egypt:
4.75% Sr. Unsec. Nts., 4/16/26[7]	EUR	12,900,000	14,316,868
6.125% Sr. Unsec. Nts., 1/31/22[7]		6,530,000	6,620,356
8.50% Sr. Unsec. Nts., 1/31/47[7]		9,480,000	9,700,780
8.70% Sr. Unsec. Nts., 3/1/49[7]		9,590,000	9,997,901
18.15% Bonds, 6/13/20	EGP	57,000,000	3,335,056
18.15% Unsec. Nts., 12/11/21	EGP	128,000,000	7,646,475
Series 3YR, 15.00% Bonds, 10/3/20	EGP	157,150,000	8,854,409
			60,471,845

Fiji—0.2%
Republic of Fiji, 6.625% Sr. Unsec. Nts., 10/2/20[2]		9,265,000	9,286,384

France—1.4%
French Republic, 4.00% Bonds, 10/25/38[2]	EUR	37,800,000	66,021,927

Gabon—0.2%
Gabonese Republic, 6.375% Bonds, 12/12/24[7]		11,370,000	10,923,932

Ghana—0.6%
Republic of Ghana:
8.125% Sr. Unsec. Nts., 3/26/32[7]		12,280,000	12,262,734
8.627% Sr. Unsec. Nts., 6/16/49[7]		9,455,000	9,248,408
8.95% Sr. Unsec. Nts., 3/26/51[7]		5,330,000	5,365,685
			26,876,827

Greece—4.7%
Hellenic Republic:
0.00% Bonds, 10/15/42[9]	EUR	107,000,000	423,696
3.75% Bonds, 1/30/28[2]	EUR	25,000,000	28,373,236
3.875% Sr. Unsec. Nts., 3/12/29[2,7]	EUR	42,435,000	48,186,720
3.90% Bonds, 1/30/33[2]	EUR	98,176,000	107,627,568
4.00% Bonds, 1/30/37[2]	EUR	41,825,000	44,624,772
			229,235,992

Hungary—1.0%
Hungary:
Series 22/A, 7.00% Bonds, 6/24/22	HUF	9,600,000,000	39,787,530
Series 25/B, 5.50% Bonds, 6/24/25	HUF	1,550,000,000	6,510,084
			46,297,614

India—6.6%
Republic of India:
6.84% Sr. Unsec. Nts., 12/19/22	INR	1,000,000,000	14,470,213

11        OPPENHEIMER INTERNATIONAL BOND FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
India (Continued)
Republic of India: (Continued)
7.17% Sr. Unsec. Nts., 1/8/28	INR	2,215,000,000	$31,438,324
7.68% Sr. Unsec. Nts., 12/15/23	INR	1,300,000,000	19,335,893
7.72% Sr. Unsec. Nts., 5/25/25	INR	730,000,000	10,840,998
8.15% Sr. Unsec. Nts., 11/24/26	INR	500,000,000	7,542,093
8.20% Sr. Unsec. Nts., 2/15/22	INR	3,435,000,000	51,519,099
8.20% Sr. Unsec. Nts., 9/24/25	INR	3,715,000,000	56,439,149
8.24% Sr. Unsec. Nts., 2/15/27	INR	3,000,000,000	45,263,991
8.40% Sr. Unsec. Nts., 7/28/24	INR	3,997,000,000	61,272,986
State of Gujarat, 7.52% Sr. Unsec. Nts., 5/24/27	INR	500,000,000	7,068,820
State of Maharastra, 7.99% Sr. Unsec. Nts., 10/28/25	INR	500,000,000	7,305,442
State of Tamil Nadu, 8.53% Sr. Unsec. Nts., 3/9/26	INR	500,000,000	7,469,289
			319,966,297

Indonesia—3.5%
Perusahaan Penerbit SBSN Indonesia III:
4.35% Sr. Unsec. Nts., 9/10/24[7]		3,560,000	3,687,270
4.55% Sr. Unsec. Nts., 3/29/26[7]		5,680,000	5,914,300
Republic of Indonesia:
3.85% Sr. Unsec. Nts., 7/18/27[7]		2,685,000	2,687,868
4.125% Sr. Unsec. Nts., 1/15/25[7]		3,050,000	3,133,420
8.125% Sr. Unsec. Nts., 5/15/24	IDR	540,000,000,000	39,597,206
Series FR53, 8.25% Sr. Unsec. Nts., 7/15/21	IDR	245,000,000,000	17,776,436
Series FR56, 8.375% Sr. Unsec. Nts., 9/15/26	IDR	288,430,000,000	21,303,108
Series FR59, 7.00% Sr. Unsec. Nts., 5/15/27	IDR	70,000,000,000	4,743,926
Series FR71, 9.00% Sr. Unsec. Nts., 3/15/29	IDR	359,350,000,000	27,516,696
Series FR73, 8.75% Sr. Unsec. Nts., 5/15/31	IDR	560,080,000,000	42,085,410
			168,445,640

Iraq—0.2%
Republic of Iraq:
5.80% Sr. Unsec. Nts., 1/15/28[7]		3,695,000	3,557,217
6.752% Sr. Unsec. Nts., 3/9/23[7]		6,035,000	6,131,126
			9,688,343

Italy—1.2%
Republic of Italy Buoni Poliennali del Tesoro Unsec. Bonds, 4.75% Unsec. Nts., 9/1/44[2,7]	EUR	41,200,000	56,329,614

Ivory Coast—0.5%
Republic of Cote d’Ivoire, 5.25% Sr. Unsec. Nts., 3/22/30[7]	EUR	22,365,000	24,087,055

Malaysia—0.4%
Federation of Malaysia, Series 0116, 3.80% Sr. Unsec. Nts., 8/17/23	MYR	80,000,000	19,743,412

Mexico—9.5%
United Mexican States:
4.00% Bonds, 6/13/19[6]	MXN	1,671,855,210	85,354,043

12        OPPENHEIMER INTERNATIONAL BOND FUND

		Principal Amount	Value
Mexico (Continued)
United Mexican States: (Continued)
Series M, 5.00% Sr. Unsec. Nts., 12/11/19	MXN	1,320,000,000	$66,638,400
Series M, 5.75% Bonds, 3/5/26	MXN	560,000,000	25,513,283
Series M, 6.50% Bonds, 6/10/21	MXN	400,000,000	20,086,294
Series M, 8.00% Sr. Unsec. Nts., 12/7/23	MXN	2,770,000,000	143,772,707
Series M20, 8.50% Sr. Unsec. Nts., 5/31/29	MXN	1,530,000,000	81,092,897
Series M20, 10.00% Bonds, 12/5/24	MXN	698,700,000	39,551,814
			462,009,438

Nigeria—0.2%
Federal Republic of Nigeria:
7.143% Sr. Unsec. Nts., 2/23/30[7]		4,425,000	4,435,372
7.696% Sr. Unsec. Nts., 2/23/38[7]		4,385,000	4,362,299
			8,797,671

Oman—0.4%
Sultanate of Oman, 6.75% Sr. Unsec. Nts., 1/17/48[7]		24,235,000	21,591,567

Paraguay—0.1%
Republic of Paraguay, 5.40% Sr. Unsec. Nts., 3/30/50[7]		3,200,000	3,362,000

Peru—1.0%
Republic of Peru:
5.94% Sr. Unsec. Nts., 2/12/29[2,7]	PEN	21,000,000	6,671,387
6.35% Sr. Unsec. Nts., 8/12/28[7]	PEN	100,140,000	32,765,625
8.20% Sr. Unsec. Nts., 8/12/26[7]	PEN	29,000,000	10,513,941
			49,950,953

Poland—0.6%
Republic of Poland:
Series 0123, 2.50% Bonds, 1/25/23	PLN	61,500,000	16,325,019
Series 0422, 2.25% Bonds, 4/25/22	PLN	51,500,000	13,568,320
			29,893,339

Russia—1.0%
Russian Federation:
5.10% Sr. Unsec. Nts., 3/28/35[4,7]		9,620,000	9,768,129
Series 6209, 7.60% Bonds, 7/20/22	RUB	394,000,000	5,962,691
Series 6211, 7.00% Bonds, 1/25/23	RUB	2,100,000,000	31,129,544
			46,860,364

Saudi Arabia—0.3%
Kingdom of Saudi Arabia, 4.375% Sr. Unsec. Nts., 4/16/29[7]		14,905,000	15,558,972

Senegal—0.2%
Republic of Senegal:
6.25% Unsec. Nts., 5/23/33[7]		3,170,000	3,051,937

13        OPPENHEIMER INTERNATIONAL BOND FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Senegal (Continued)
Republic of Senegal: (Continued)
6.75% Sr. Unsec. Nts., 3/13/48[7]		$5,690,000	$5,266,095
			8,318,032
Serbia—0.1%
Republic of Serbia, 4.875% Sr. Unsec. Nts., 2/25/20[7]		6,395,000	6,472,181
Singapore—0.4%
Republic of Singapore, 2.25% Sr. Unsec. Nts., 6/1/21	SGD	25,000,000	18,578,583
South Africa—4.9%
Republic of South Africa:
Series 2023, 7.75% Bonds, 2/28/23	ZAR	611,100,000	42,393,558
Series 2030, 8.00% Bonds, 1/31/30	ZAR	1,094,000,000	69,877,400
Series 2037, 8.50% Bonds, 1/31/37	ZAR	181,800,000	11,310,716
Series 2048, 8.75% Bonds, 2/28/48	ZAR	612,000,000	38,284,022
Series R186, 10.50% Bonds, 12/21/26	ZAR	819,700,000	62,719,413
Series R214, 6.50% Bonds, 2/28/41	ZAR	255,000,000	12,518,404
			237,103,513
Spain—0.4%
Spain Government Bond, 1.85% Sr. Unsec. Nts., 7/30/35[2,7]	EUR	17,705,000	20,248,719
Sri Lanka—0.4%
Democratic Socialist Republic of Sri Lanka:
5.75% Sr. Unsec. Nts., 4/18/23[7]		9,690,000	9,574,466
5.875% Sr. Unsec. Nts., 7/25/22[7]		8,995,000	9,037,546
6.25% Sr. Unsec. Nts., 10/4/20[7]		2,955,000	3,006,231
			21,618,243
Thailand—1.1%
Kingdom of Thailand:
1.875% Sr. Unsec. Nts., 6/17/22	THB	1,120,000,000	35,297,628
2.125% Sr. Unsec. Nts., 12/17/26	THB	650,000,000	20,199,485
			55,497,113
Turkey—0.9%
Republic of Turkey:
8.50% Bonds, 9/14/22	TRY	71,500,000	8,989,597
10.70% Bonds, 2/17/21	TRY	155,600,000	23,079,760
12.40% Bonds, 3/8/28	TRY	77,000,000	10,247,332
			42,316,689
Ukraine—1.0%
Ukraine:
7.75% Sr. Unsec. Nts., 9/1/23[2]		10,655,000	10,384,363
7.75% Sr. Unsec. Nts., 9/1/24[2]		8,880,000	8,566,980
7.75% Sr. Unsec. Nts., 9/1/25[2]		5,900,000	5,634,618
7.75% Sr. Unsec. Nts., 9/1/26[2]		16,640,000	15,672,550

14        OPPENHEIMER INTERNATIONAL BOND FUND

		Principal Amount	Value
Ukraine (Continued)
Ukraine: (Continued)
8.994% Sr. Unsec. Nts., 2/1/24[7]		$9,670,000	$9,734,586
			49,993,097

United Kingdom—2.5%
United Kingdom, 3.25% Bonds, 1/22/44[2]	GBP	70,000,000	122,851,768

Uruguay—0.1%
Oriental Republic of Uruguay, 9.875% Sr. Unsec. Nts., 6/20/22[7]	UYU	176,475,000	5,247,213
Total Foreign Government Obligations (Cost $2,947,508,397)			2,826,573,177

Corporate Bonds and Notes—21.3%
Consumer Discretionary—0.5%
Automobiles—0.1%
Aston Martin Capital Holdings Ltd., 6.50% Sr. Sec. Nts., 4/15/22[7]		3,500,000	3,473,750
Jaguar Land Rover Automotive plc, 4.50% Sr. Unsec. Nts., 10/1/27[7]		1,900,000	1,501,000
			4,974,750

Hotels, Restaurants & Leisure—0.2%
Melco Resorts Finance Ltd., 4.875% Sr. Unsec. Nts., 6/6/25[7]		8,220,000	8,162,101

Household Durables—0.0%
Arcelik AS, 5.00% Sr. Unsec. Nts., 4/3/23[7]		3,245,000	3,030,641

Media—0.2%
Altice Luxembourg SA, 6.25% Sr. Unsec. Nts., 2/15/25[2]	EUR	3,475,000	3,605,912
Ziggo BV, 4.25% Sr. Sec. Nts., 1/15/27[7]	EUR	4,000,000	4,630,499
			8,236,411

Consumer Staples—0.1%
Beverages—0.0%
Coca-Cola Icecek AS, 4.215% Sr. Unsec. Nts., 9/19/24[7]		3,010,000	2,817,607

Food Products—0.1%
Minerva Luxembourg SA, 6.50% Sr. Unsec. Nts., 9/20/26[7]		3,220,000	3,207,603

Energy—3.1%
Energy Equipment & Services—0.6%
Eterna Capital Pte Ltd.:
7.50% Sr. Sec. Nts., 12/11/22[2,10]		4,917,142	4,826,019
8.00% Sr. Sec. Nts., 12/11/22[10]		19,917,967	18,093,879
Pertamina Persero PT, 5.625% Sr. Unsec. Nts., 5/20/43[7]		6,495,000	6,764,426
			29,684,324

Oil, Gas & Consumable Fuels—2.5%
Ecopetrol SA, 5.375% Sr. Unsec. Nts., 6/26/26		4,475,000	4,833,000

15        OPPENHEIMER INTERNATIONAL BOND FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Oil, Gas & Consumable Fuels (Continued)
KazMunayGas National Co. JSC, 6.375% Sr. Unsec. Nts., 10/24/48[7]		$13,110,000	$14,369,583
KazTransGas JSC, 4.375% Sr. Unsec. Nts., 9/26/27[7]		12,065,000	11,728,881
Petrobras Global Finance BV:
5.75% Sr. Unsec. Nts., 2/1/29		5,105,000	5,069,265
5.999% Sr. Unsec. Nts., 1/27/28		9,540,000	9,678,330
6.90% Sr. Unsec. Nts., 3/19/49		19,160,000	18,995,224
Petroleos Mexicanos:
3.75% Sr. Unsec. Nts., 4/16/26[2]	EUR	9,470,000	10,384,646
6.375% Sr. Unsec. Nts., 1/23/45		7,010,000	6,218,220
6.50% Sr. Unsec. Nts., 1/23/29		6,385,000	6,338,709
Puma International Financing SA, 5.00% Sr. Unsec. Nts., 1/24/26[7]		7,005,000	6,097,916
Reliance Industries Ltd., 6.78% Unsec. Nts., 9/16/20	INR	500,000,000	7,217,380
Saka Energi Indonesia PT, 4.45% Sr. Unsec. Nts., 5/5/24[7]		4,110,000	4,063,228
Southern Gas Corridor CJSC, 6.875% Sr. Unsec. Nts., 3/24/26[7]		9,720,000	10,922,840
Topaz Marine SA, 9.125% Sr. Unsec. Nts., 7/26/22[7]		3,225,000	3,279,812
YPF SA, 51.729% [BADLARPP+400] Sr. Unsec. Nts., 7/7/20[1,7]		8,000,000	3,092,837
			122,289,871

Financials—13.5%
Capital Markets—2.2%
Credit Suisse Group AG, 7.50% [USSW5+459.8] Jr. Sub. Perpetual Bonds[1,2,11]		28,000,000	29,678,320
European Bank for Reconstruction & Development, 28.50%, 7/10/19	TRY	111,100,000	19,636,135
Morgan Stanley, 7.50% Sr. Unsec. Nts., 4/2/32[9]		25,000,000	19,928,975
Seven & Seven Ltd., 3.683% [US0006M+100] Sr. Unsec. Nts., 9/11/19[1,7]		500,000	500,622
UBS AG (Stamford CT), 7.625% Sub. Nts., 8/17/22		10,000,000	11,005,150
UBS Group Funding Switzerland AG:
6.875% [USISDA05+549.65] Jr. Sub. Perpetual Bonds[1,2,11]		10,395,000	10,671,455
7.00% [USSW5+486.6] Jr. Sub. Perpetual Bonds[1,2,11]		8,000,000	8,450,000
7.125% [USSW5+546.4] Jr. Sub. Perpetual Bonds[1,2,11]		5,000,000	5,071,875
			104,942,532

Commercial Banks—8.6%
Abanca Corp. Bancaria SA, 6.125% [EUSA5+592.7] Sub. Nts., 1/18/29[1,2]	EUR	5,000,000	5,651,685
Adler Pelzer Holding GmbH, 4.125% Sr. Sec. Nts., 4/1/24[2]	EUR	1,300,000	1,391,923
Allied Irish Banks plc, 4.125% [EUSA5+395] Sub. Nts., 11/26/25[1,2]	EUR	7,000,000	8,187,172
Astana Finance JSC, 9.16% Sr. Unsec. Nts., 12/22/24[3,12]		612,810	—
Banca Monte dei Paschi di Siena SpA, 5.375% [EUSA5+500.5] Sub. Nts., 1/18/28[1,2]	EUR	14,000,000	9,258,933
Banco Bilbao Vizcaya Argentaria SA:
5.875% [EUSA5+566] Jr. Sub. Perpetual Bonds[1,2,11]	EUR	22,500,000	24,575,428
6.75% [EUSA5+660.4] Jr. Sub. Perpetual Bonds[1,2,11]	EUR	8,000,000	9,216,100
8.875% [EUSA5+917.7] Jr. Sub. Perpetual Bonds[1,2,11]	EUR	27,200,000	33,633,546

16        OPPENHEIMER INTERNATIONAL BOND FUND

		Principal Amount	Value
Commercial Banks (Continued)
Banco Comercial Portugues SA, 4.50% [EUSA5+426.7] Sub. Nts., 12/7/27[1,2]	EUR	2,500,000	$2,705,016
Banco do Brasil SA (Cayman):
3.875% Sr. Unsec. Nts., 10/10/22		9,980,000	9,892,675
4.75% Sr. Unsec. Nts., 3/20/24[7]		6,385,000	6,410,540
Banco Hipotecario SA, 0.00% Unsec. Nts., 2/15/21	ARS	79,018,000	1,819,503
Banco Mercantil del Norte SA (Grand Cayman), 7.625% [H15T10Y+535.3] Jr. Sub. Perpetual Bonds[1,7,11]		2,316,000	2,327,580
Banco Santander SA, 5.25% [EUSA5+499.9] Jr. Sub. Perpetual Bonds[1,2,11]	EUR	5,000,000	5,354,113
Bank of China Ltd., 5.00% Sub. Nts., 11/13/24[7]		6,390,000	6,757,757
Bank of Ireland, 10.00% Sub. Nts., 12/19/22[2]	EUR	9,500,000	13,600,517
Bankia SA, 3.75% [EUSA5+362.4] Sub. Nts., 2/15/29[1,2]	EUR	12,000,000	13,534,497
Barclays Bank plc, 6.278% [US0003M+155] Jr. Sub. Perpetual Bonds[1,11]		4,000,000	4,060,000
Barclays plc:
7.75% [USSW5+484.2] Jr. Sub. Perpetual Bonds[1,11]		2,990,000	2,996,832
8.00% [H15T5Y+567.2] Jr. Sub. Perpetual Bonds[1,11]		3,500,000	3,586,807
BBVA Bancomer SA, 5.35% [H15T5Y+300] Sub. Nts., 11/12/29[1,7]		5,765,000	5,558,036
BNP Paribas SA, 7.625% [USSW5+631.4] Jr. Sub. Perpetual Bonds[1,7,11]		10,500,000	11,015,970
Caixa Geral de Depositos SA:
1.00% Sec. Nts., 1/27/22[2]	EUR	3,000,000	3,459,935
10.75% [EUSA5+1,092.5] Jr. Sub. Perpetual Bonds[1,2,11]	EUR	7,000,000	9,049,679
CaixaBank SA, 6.75% [EUSA5+649.8] Jr. Sub. Perpetual Bonds[1,2,11]	EUR	20,000,000	23,358,447
Cooperatieve Rabobank UA:
5.50% [EUSA5+525] Jr. Sub. Perpetual Bonds[1,2,11]	EUR	5,090,000	5,930,587
6.625% [EUSA5+669.7] Jr. Sub. Perpetual Bonds[1,2,11]	EUR	5,000,000	6,123,633
Credit Agricole SA:
7.50% [BPSW5+453.5] Jr. Sub. Perpetual Bonds[1,2,11]	GBP	4,400,000	6,259,777
7.875% [USSW5+489.8] Jr. Sub. Perpetual Bonds[1,2,11]		1,000,000	1,076,188
Credit Suisse AG, 6.50% Sub. Nts., 8/8/23[2]		15,010,000	16,118,504
Dresdner Funding Trust I, 8.151% Jr. Sub. Nts., 6/30/31[7]		9,900,000	12,546,052
HSBC Bank Capital Funding Sterling 1 LP, 5.844% [BP0006M+176] Jr. Sub. Perpetual Bonds[1,2,11]	GBP	3,100,000	5,163,922
HSBC Holdings plc:
5.25% [EUSA5+438.3] Jr. Sub. Perpetual Bonds[1,2,11]	EUR	17,000,000	20,193,435
6.00% [EUSA5+533.8] Jr. Sub. Perpetual Bonds[1,2,11]	EUR	9,000,000	11,271,168
IDBI Bank Ltd. (GIFT-IFC), 5.00% Sr. Unsec. Nts., 9/25/19[2]		2,530,000	2,536,806
Intesa Sanpaolo SpA, 7.70% [USSW5+546.15] Jr. Sub. Perpetual Bonds[1,7,11]		13,800,000	13,054,041
Intrum AB, 3.125% Sr. Unsec. Nts., 7/15/24[2]	EUR	4,655,000	5,097,651
Lloyds Bank plc:
7.50% Sr. Unsec. Nts., 4/2/32[2,9]		10,000,000	7,762,670
13.00% [GUKG5+1,340] Jr. Sub. Perpetual Bonds[1,11]	GBP	5,000,000	11,078,841
Lloyds Banking Group plc, 6.657% [US0003M+127] Jr. Sub. Perpetual Bonds[1,7,11]		10,000,000	10,250,000

17        OPPENHEIMER INTERNATIONAL BOND FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Commercial Banks (Continued)
Novo Banco SA, 8.50% [EUSA5+823.3] Sub. Nts., 7/6/28[1,2]	EUR	5,000,000	$5,635,672
Societe Generale SA:
7.375% [USSW5+623.8] Jr. Sub. Perpetual Bonds[1,7,11]		8,000,000	8,270,000
8.00% [USISDA05+587.3] Jr. Sub. Perpetual Bonds[1,7,11]		5,000,000	5,317,225
Standard Chartered Bank, 5.375% [BP0003M+189] Jr. Sub. Perpetual Bonds[1,11]	GBP	4,000,000	5,356,315
Standard Chartered plc, 7.50% [USSW5+630.1] Jr. Sub. Perpetual Bonds[1,2,11]		5,460,000	5,705,700
Swiss Insured Brazil Power Finance Sarl, 9.85% Sr. Sec. Nts., 7/16/32	BRL	17,500,000	4,693,067
Turkiye Vakiflar Bankasi TAO, 8.125% Sr. Unsec. Nts., 3/28/24[7]		6,400,000	6,047,744
UBS Group Funding Switzerland AG:
5.00% [USSW5+243.2] Jr. Sub. Perpetual Bonds[1,2,11]		6,470,000	5,649,390
5.75% [EUSA5+528.7] Jr. Sub. Perpetual Bonds[1,2,11]	EUR	8,500,000	10,420,951
UniCredit SpA:
6.625% [EUSA5+638.7] Jr. Sub. Perpetual Bonds[1,2,11]	EUR	3,000,000	3,281,119
6.75% [EUSA5+610] Jr. Sub. Perpetual Bonds[1,2,11]	EUR	3,000,000	3,318,493
			415,561,642

Consumer Finance—0.2%
Minejesa Capital BV, 4.625% Sr. Sec. Nts., 8/10/30[13]		8,760,000	8,522,192
Termocandelaria Power Ltd., 7.875% Sr. Unsec. Nts., 1/30/29[7]		3,200,000	3,388,032
			11,910,224
Diversified Financial Services—0.2%
JP Morgan/Hipotecaria su Casita, 6.47% Sec. Nts., 8/26/35[7,12]	MXN	34,101,099	166,902
Power Finance Corp. Ltd., 7.99% Sr. Unsec. Nts., 12/20/22	INR	400,000,000	5,741,252
REC Ltd., 9.04% Sr. Unsec. Nts., 10/12/19	INR	250,000,000	3,635,254
			9,543,408

Insurance—1.6%
ASR Nederland NV, 5.125% [EUSA5+520] Sub. Nts., 9/29/45[1,2]	EUR	10,000,000	12,414,272
AXA SA, 3.875% [EUSA11+325] Jr. Sub. Perpetual Bonds[1,2,11]	EUR	10,500,000	12,606,607
Credit Agricole Assurances SA, 4.75% [EUSA5+535] Sub. Nts., 9/27/48[1,2]	EUR	8,000,000	9,976,970
NN Group NV, 4.375% [EUR003M+390] Jr. Sub. Perpetual Bonds[1,2,11]	EUR	13,000,000	15,455,104
Power Finance Corp. Ltd.:
7.42% Sr. Unsec. Nts., 6/26/20	INR	350,000,000	5,042,243
8.53% Sr. Unsec. Nts., 7/24/20	INR	330,000,000	4,816,657
UNIQA Insurance Group AG, 6.875% [EUR003M+598.6] Sub. Nts., 7/31/43[1,2]	EUR	9,300,000	12,155,395
VIVAT NV, 2.375% Sr. Unsec. Nts., 5/17/24[2]	EUR	6,000,000	7,097,507
			79,564,755

18        OPPENHEIMER INTERNATIONAL BOND FUND

		Principal Amount	Value
Real Estate Investment Trusts (REITs)—0.0%
Banco Invex SA/Hipotecaria Credito y Casa SA de CV, 6.45% Sec. Nts., 3/13/34[3,6,12]	MXN	27,602,566	$—

Real Estate Management & Development—0.6%
Agile Group Holdings Ltd., 9.00% Sr. Sec. Nts., 5/21/20[2]		10,770,000	11,128,253
CIFI Holdings Group Co. Ltd., 7.75% Sr. Unsec. Nts., 6/5/20[2]		7,030,000	7,213,631
Country Garden Holdings Co. Ltd., 7.50% Sr. Sec. Nts., 3/9/20[2]		3,280,000	3,347,470
New Metro Global Ltd., 6.50% Sr. Unsec. Nts., 4/23/21[2]		3,280,000	3,316,293
Times China Holdings Ltd., 6.25% Sr. Sec. Nts., 1/23/20[2]		3,280,000	3,297,814
			28,303,461

Thrifts & Mortgage Finance—0.1%
Housing Development Finance Corp. Ltd.:
8.75% Sr. Sec. Nts., 1/13/20	INR	330,000,000	4,802,747
8.95% Sec. Nts., 10/19/20	INR	125,000,000	1,842,064
			6,644,811

Health Care—0.1%
Health Care Providers & Services—0.1%
OCP SA, 4.50% Sr. Unsec. Nts., 10/22/25[7]		6,360,000	6,311,906
Industrials—1.0%
Airlines—0.1%
GOL Equity Finance SA, 3.75% Cv. Sr. Unsec. Nts., 7/15/24[7]		1,920,000	1,812,140
Gol Finance, Inc., 7.00% Sr. Unsec. Nts., 1/31/25[7]		3,245,000	3,021,906
			4,834,046

Construction & Engineering—0.1%
Fideicomiso PA Concesion Ruta al Mar, 6.75% Sr. Sec. Nts., 2/15/44[6,7]	COP	8,000,000,000	2,465,854
Fideicomiso PA Costera, 6.25% Sr. Sec. Nts., 1/15/34[6,7]	COP	5,916,031,565	1,910,445
Fideicomiso PA Pacifico Tres, 8.25% Sr. Sec. Nts., 1/15/35[7]		3,060,000	3,312,450
			7,688,749

Industrial Conglomerates—0.3%
KOC Holding AS, 6.50% Sr. Unsec. Nts., 3/11/25[7]		9,350,000	9,071,379
Tupras Turkiye Petrol Rafinerileri AS, 4.50% Sr. Unsec. Nts., 10/18/24[7]		3,165,000	2,795,882
Turkiye Sise ve Cam Fabrikalari AS, 6.95% Sr. Unsec. Nts., 3/14/26[7]		4,090,000	3,962,106
			15,829,367

Road & Rail—0.1%
Indian Railway Finance Corp. Ltd., 8.83% Sr. Sec. Nts., 3/25/23	INR	250,000,000	3,704,204

19        OPPENHEIMER INTERNATIONAL BOND FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Trading Companies & Distributors—0.1%
National Bank for Agriculture & Rural Development, 8.39% Sr. Unsec. Nts., 7/19/21	INR	300,000,000	$4,398,985

Transportation Infrastructure—0.3%
DP World plc, 5.625% Sr. Unsec. Nts., 9/25/48[7]		6,540,000	6,823,012
GMR Hyderabad International Airport Ltd., 4.25% Sr. Sec. Nts., 10/27/27[7]		6,495,000	5,916,776
			12,739,788

Information Technology—0.1%
Communications Equipment—0.1%
HTA Group Ltd., 9.125% Sr. Unsec. Nts., 3/8/22[13]		3,170,000	3,317,113

Materials—0.8%
Chemicals—0.2%
Petkim Petrokimya Holding AS, 5.875% Sr. Unsec. Nts., 1/26/23[7]		5,385,000	4,924,615
Starfruit Finco BV/Starfruit US Holdco LLC, 6.50% Sr. Unsec. Nts., 10/1/26[7]	EUR	5,000,000	5,638,426
			10,563,041

Construction Materials—0.3%
CIMPOR Financial Operations BV, 5.75% Sr. Unsec. Nts., 7/17/24[7]		12,810,000	11,352,991

Metals & Mining—0.3%
JSW Steel Ltd., 4.75% Sr. Unsec. Nts., 11/12/19[2]		6,330,000	6,344,812
Metinvest BV, 7.75% Sr. Unsec. Nts., 4/23/23[7]		3,185,000	3,124,851
Southern Copper Corp., 7.50% Sr. Unsec. Nts., 7/27/35		3,550,000	4,480,810
			13,950,473

Telecommunication Services—1.3%
Diversified Telecommunication Services—0.6%
Axtel SAB de CV, 6.375% Sr. Unsec. Nts., 11/14/24[7]		6,495,000	6,517,408
Oi SA, 10.00% Sr. Unsec. Nts., 7/27/25[10]		6,440,000	6,816,740
Telecom Italia Finance SA, 7.75% Sr. Unsec. Nts., 1/24/33	EUR	10,000,000	14,556,288
			27,890,436

Wireless Telecommunication Services—0.7%
Bharti Airtel Ltd., 4.375% Sr. Unsec. Nts., 6/10/25[7]		3,195,000	3,151,340
C&W Senior Financing DAC, 6.875% Sr. Unsec. Nts., 9/15/27[7]		3,820,000	3,848,650
GTH Finance BV, 7.25% Sr. Unsec. Nts., 4/26/23[7]		5,800,000	6,197,532
Telefonica Europe BV, 5.875% [EUSA10+430.1] Jr. Sub. Perpetual Bonds[1,2,11]	EUR	15,300,000	19,120,618
			32,318,140

20        OPPENHEIMER INTERNATIONAL BOND FUND

		Principal Amount	Value
Utilities—0.8%
Electric Utilities—0.5%
Electricite de France SA, 5.375% [EUSA12+379.4] Jr. Sub. Perpetual Bonds[1,2,11]	EUR	3,100,000	$3,796,252
Enel SpA, 8.75% [USSW5+588] Jr. Sub. Nts., 9/24/73[1,7]		9,000,000	9,910,800
Eskom Holdings SOC Ltd., 6.75% Sr. Unsec. Nts., 8/6/23[7]		6,865,000	6,792,238
Inkia Energy Ltd., 5.875% Sr. Unsec. Nts., 11/9/27[7]		5,865,000	5,747,759
			26,247,049

Gas Utilities—0.1%
Naturgy Finance BV, 4.125% [EUSA8+335.3] Jr. Sub. Perpetual Bonds[1,2,11]	EUR	5,000,000	5,955,376

Independent Power and Renewable Electricity Producers—0.2%
AES Andres BV/Dominican Power Partners/Empresa Generadora de Electricidad Itabo SA, 7.95% Sr. Unsec. Nts., 5/11/26[7]		3,325,000	3,545,282
Reliance Jio Infocomm Ltd., 8.32% Sec. Nts., 7/8/21	INR	335,000,000	4,950,074
			8,495,356
Total Corporate Bonds and Notes (Cost $1,074,888,264)			1,034,471,161

		Shares
Common Stock—0.0%
JSC Astana Finance, GDR[7,12,14] (Cost $0)		868,851	—

		Principal Amount
Structured Securities—0.4%
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked Bonds:
3.003% Sr. Sec. Nts., 4/30/25[7,8]		$2,147,429	1,954,267
3.054% Sr. Sec. Nts., 4/30/25[7,8]		2,736,155	2,490,037
3.098% Sr. Sec. Nts., 4/30/25[7,8]		2,362,232	2,149,749
3.131% Sr. Sec. Nts., 4/30/25[7,8]		2,111,538	1,921,604
3.179% Sr. Sec. Nts., 4/30/25[7,8]		2,629,036	2,392,553
3.231% Sr. Sec. Nts., 4/30/25[7,8]		3,000,645	2,730,736
3.265% Sr. Sec. Nts., 4/30/25[7,8]		2,397,164	2,181,539
3.346% Sr. Sec. Nts., 4/30/25[7,8]		2,253,232	2,050,554
Morgan Stanley, Russian Federation Total Return Linked Bonds, Series 007, Cl. VR, 5.00%, 8/22/34[12]	RUB	117,607,309	361,439
Total Structured Securities (Cost $20,742,678)			18,232,478
Short-Term Notes—4.7%
Arab Republic of Egypt Treasury Bills: 17.252%, 9/17/19[8] 19.102%, 4/2/19[8]	EGP EGP	85,200,000 90,300,000	4,546,475 5,210,617
Argentine Republic Treasury Bills: 0.000%, 4/30/19-6/28/19[8]	ARS	729,500,000	19,456,722
United States Treasury Bills: 2.337%, 4/18/19[5,8,15] 2.383%, 6/20/19[5,8]		50,000,000 150,000,000	49,943,609 149,213,611
Total Short-Term Notes (Cost $231,403,199)			228,371,034

21        OPPENHEIMER INTERNATIONAL BOND FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

			Exercise	Expiration	Notional Amount	Contracts
			Price	Date	(000’s)	(000’s)	Value
Exchange-Traded Option Purchased—0.0%
						EUR
Euro-BUND Futures Put[14] ($373,603)		EUR	164.500	4/26/19	EUR 466,340	1	$190,697
	Counter- party		Exercise Price	Expiration Date	Notional Amount (000’s)
Over-the-Counter Options Purchased—1.2%
						AUD
AUD Currency Call[14]	BOA	USD	0.717	6/3/19	AUD 200,000	110,000	998,495
						BRL
BRL Currency Call[14]	GSCO-OT	BRL	3.629	5/2/19	BRL 362,850	181,425	32,435
						BRL
BRL Currency Call[14]	JPM	BRL	3.354	9/25/19	BRL 5,150	3,000	134,786
						BRL
BRL Currency Call[14]	GSCO-OT	BRL	3.300	8/28/19	BRL 5,000	5,000	138,250
						BRL
BRL Currency Call[14]	SCB	BRL	3.508	11/1/19	BRL 350,800	350,800	436,395
						BRL
BRL Currency Put[14]	GSCO-OT	BRL	3.432	3/27/20	BRL 10,500	5,000	1,075,841
						BRL
BRL Currency Put[14]	GSCO-OT	BRL	3.350	12/6/19	BRL 5,000	3,000	255,383
						BRL
BRL Currency Call[14,18]	JPM	BRL	3.200	10/17/19	BRL 32,000	5,000	119,885
						BRL
BRL Currency Put[14]	GSCO-OT	BRL	3.430	3/30/20	BRL 10,000	5,000	1,075,133
						BRL
BRL Currency Call[14]	GSCO-OT	BRL	3.150	5/20/19	BRL 5,000	3,500	2,626
						BRL
BRL Currency Call[14]	JPM	BRL	3.000	5/16/19	BRL 5,000	3,000	1,422
						BRL
BRL Currency Put[14]	GSCO-OT	BRL	3.430	3/30/20	BRL 10,000	5,000	1,075,133
						BRL
BRL Currency Call[14]	CITNA-B	BRL	3.200	4/25/19	BRL 512,000	320,000	4,480
						BRL
BRL Currency Call[14]	JPM	BRL	3.200	4/25/19	BRL 482,560	320,000	4,480

22        OPPENHEIMER INTERNATIONAL BOND FUND

	Counter-		Exercise	Expiration	Notional Amount	Contracts
	party		Price	Date	(000’s)	(000’s)	Value
Over-the-Counter Options Purchased (Continued)
						BRL
BRL Currency Call[14]	GSCO-OT	BRL	3.400	12/10/19	BRL 5,300	3,000	$377,607
						BRL
BRL Currency Call[1][4]	JPM	BRL	3.150	5/20/19	BRL 5,000	3,500	2,626
						BRL
BRL Currency Call[14]	GSCO-OT	BRL	3.513	10/30/19	BRL 351,250	351,250	443,980
						CAD
CAD Currency Call[1][4]	RBC	CAD	1.310	5/21/19	CAD 250,000	125,000	240,643
						CLP
CLP Currency Call[14]	CITNA-B	CLP	642.000	5/2/19	CLP 96,300,000	57,780,000	40,446
						CLP
CLP Currency Call[14]	GSCO-OT	CLP	641.000	8/5/19	CLP 128,200,000	92,945,000	564,176
						COP
COP Currency Call[14]	CITNA-B	COP	3121.000	6/26/19	COP 312,100,000	312,100,000	877,001
						EUR
EUR Currency Put[14]	CITNA-B	ZAR	16.450	6/27/19	EUR 200,000	100,000	3,360,284
						EUR
EUR Currency Put[14]	JPM	RUB	73.550	6/27/19	EUR 200,000	90,000	1,322,860
						EUR
EUR Currency Call[14]	CITNA-B	USD	1.168	5/9/19	EUR 600,000	300,000	70,197
						EUR
EUR Currency Put[14]	JPM	NOK	8.200	11/27/19	EUR 5,000	5,000	55,541
						EUR
EUR Currency Put[14]	BOA	NOK	8.200	11/27/19	EUR 5,000	5,000	55,541
						EUR
EUR Currency Put[14]	JPM	ZAR	16.378	1/6/20	EUR 75,000	50,000	1,779,995
						EUR
EUR Currency Put[14]	GSCO-OT	NOK	8.710	12/17/20	EUR 12,500	12,500	2,088,240
						EUR
EUR Currency Put[14]	JPM	SEK	9.250	4/29/20	EUR 10,000	10,000	734,051
						EUR
EUR Currency Put[14]	GSCO-OT	NOK	8.402	12/17/20	EUR 12,500	12,500	992,331

23        OPPENHEIMER INTERNATIONAL BOND FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Counter-		Exercise	Expiration	Notional Amount	Contracts
	party		Price	Date	(000’s)	(000’s)	Value
Over-the-Counter Options Purchased (Continued)
Federal Republic of Germany Government Bonds Put[14]						EUR
	MSCO	EUR	100.468	3/30/20	EUR 263,626	249,975	$100,179
Federal Republic of
Germany						EUR
Government					EUR
Bonds Put[14]	MSCO	EUR	100.468	4/2/20	263,705	250,050	102,445
Federal Republic of
Germany						EUR
Government					EUR
Bonds Put[14]	MSCO	EUR	100.468	3/19/20	263,626	249,975	93,404
French Republic
Government						EUR
Bonds Call[14]	MSCO	EUR	116.740	6/25/19	EUR 79,667	68,000	1,376,784
						IDR
IDR Currency Call[14]	GSCO-OT	IDR	15050.000	9/6/19	IDR 4,379,550,000	2,815,250,000	8,445,750
						INR
INR Currency Call[14]	GSCO-OT	INR	68.950	6/21/19	INR 6,895,000	5,171,250	560,977
						JPY
JPY Currency Call[14]	DEU	JPY	109.000	8/22/19	JPY 16,350,000	16,350,000	2,171,607
						JPY
JPY Currency Call[14]	SCB	JPY	110.000	5/29/19	JPY 11,000,000	11,000,000	866,140
KRW						KRW
Currency					KRW
Call[14]	GSCO-OT	KRW	1125.000	7/18/19	112,500,000	56,250,000	491,063
MXN						MXN
Currency Call[14]	CITNA-B	MXN	18.578	8/15/19	MXN 1,393,328	928,885	256,372
MXN						MXN
Currency Call[14,19]	CITNA-B	MXN	18.000	10/23/19	MXN 5,500	2,500	211,850
MXN						MXN
Currency Call[14]	GSCO-OT	MXN	19.733	3/4/20	MXN 3,946,500	2,631,000	3,310,351
MXN						MXN
Currency Call[14]	SCB	MXN	19.050	6/18/19	MXN 2,857,500	952,500	379,971
						RUB
RUB Currency Call[14]	GSCO-OT	RUB	59.500	6/12/19	RUB 8,625,053	7,437,500	96,688

24        OPPENHEIMER INTERNATIONAL BOND FUND

	Counter-		Exercise	Expiration	Notional Amount	Contracts
	party		Price	Date	(000’s)	(000’s)	Value
Over-the-Counter Options Purchased (Continued)
						RUB
RUB Currency Call[14]	GSCO-OT	RUB	70.000	2/5/21	RUB 7,350,000	5,250,000	$4,229,085
						RUB
RUB Currency Call[14]	JPM	RUB	59.500	6/7/19	RUB 14,875,000	8,925,000	107,100
						RUB
RUB Currency Call[14]	GSCO-OT	RUB	57.300	3/30/20	RUB 20,500	10,000	1,173,356
						USD
S&P 500 Index Put[14]	GSCOI	USD	2679.690	3/13/20	USD 100,485	35	3,846,809
						USD
S&P 500 Index Put[14]	JPM	USD	2658.670	2/26/20	USD 150,937	53	5,287,668
						USD
S&P 500 Index Put[14]	BOA	USD	2632.590	2/21/20	USD 106,333	38	3,456,848
						SGD
SGD Currency Put[14]	GSCO-OT	CNH	4.948	5/17/19	SGD 150,000	75,000	148,894
						TRY
TRY Currency Put[14]	JPM	TRY	4.000	5/23/19	TRY 10,000	7,500	71,374
						TRY
TRY Currency Call[14]	JPM	TRY	4.000	5/23/19	TRY 5,000	5,000	47,583
						ZAR
ZAR Currency Call[14]	GSCO-OT	ZAR	13.613	1/27/20	ZAR 1,020,938	680,625	990,160
Total Over-the-Counter Options Purchased (Cost $85,135,686)							56,182,721

	Counter	Buy /Sell Reference			Expiration	Notional Amount
	-party	Protection	Asset	Fixed Rate	Date	(000’s)
Over-the-Counter Credit Default Swaptions Purchased—0.0%
Credit			iTraxx
Default Swap			Europe
maturing			Crossover
12/20/23			Series 30			EUR
Put [14]	JPM	Buy	Version 2	3.00%	4/17/19	87,500	216,330
Credit
Default Swap maturing 12/20/23			CDX.			EUR
Put [14]	JPM	Buy	NA.HY.31	3.00	5/15/19	125,000	714,835
Total Over-the-Counter Credit Default Swaptions Purchased
(Cost $1,393,722)							931,165

25        OPPENHEIMER INTERNATIONAL BOND FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Counter -party	Pay/Receive Floating Rate	Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000’s)	Value
Over-the-Counter Interest Rate Swaptions Purchased—1.2%
Interest Rate Cap maturing 2/22/21 Put[14]	MSCO	Receive	MAX [((CMS10 minus CMS2) minus 0.32%), 0.00%] * 10	32.000%	2/25/21	USD 60,000	$1,080,000
Interest Rate Swap maturing 2/2/21 Put[14]	MSCO	Receive	Three-Month USD-LIBOR- BBA	2.860	2/21/20	USD 78,300	806,490
Interest Rate Swap maturing 3/31/26 Put[14]	JPM	Receive	Six-Month EUR EURIBOR	1.122	3/29/21	EUR 1,500,000	2,830,916
Interest Rate Swap maturing 5/30/25 Put[14]	BOA	Receive	Three- Month CAD-BA CDOR	2.588	3/30/20	CAD 1,333,000	4,637,465
Interest Rate Swap maturing 6/8/38 Call[14]	JPM	Pay	Three- Month USD-LIBOR- BBA	3.154	6/6/28	USD 50,000	4,359,794
Interest Rate Swap maturing 6/8/38 Put[14]	JPM	Receive	Three- Month USD-LIBOR- BBA	3.154	6/6/28	USD 50,000	2,654,556
Interest Rate Swap maturing 6/9/48 Call[14]	JPM	Pay	Three- Month USD-LIBOR- BBA	2.946	6/7/38	USD 50,000	5,214,590
Interest Rate Swap maturing 6/9/48 Put[14]	JPM	Receive	Three- Month USD-LIBOR- BBA	2.946	6/7/38	USD 50,000	3,875,741
Interest Rate Swap maturing 8/12/29 Put[14]	JPM	Receive	Six-Month EUR EURIBOR	0.718	8/8/19	EUR 187,500	644,088
Interest Rate Swap maturing 8/19/20 Put[14]	GSCOI	Receive	Three- Month USD-LIBOR- BBA	3.350	5/14/19	USD 500,000	—

26        OPPENHEIMER INTERNATIONAL BOND FUND

	Counter -party	Pay/Receive Floating Rate	Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000’s)	Value
Over-the-Counter Interest Rate Swaptions Purchased (Continued)
Interest Rate Swap maturing 9/17/77 Put[14]	JPM	Receive	Six-Month EUR EURIBOR	1.600%	9/15/37	EUR 160,000	$32,853,074

Total Over-the-Counter Interest Rate Swaptions Purchased (Cost $64,971,437)							58,956,714

	Shares
Investment Companies—4.1%
OFI Carlyle Private Credit Fund, Cl. I16	316,327	3,052,610
Oppenheimer Institutional Government Money Market Fund, Cl. E, 2.42%[16,17]	194,658,769	194,658,769

Total Investment Companies (Cost $197,758,769)		197,711,379
Total Investments, at Value (Cost $4,917,460,454)	97.2%	4,715,924,614
Net Other Assets (Liabilities)	2.8	136,497,249

Net Assets	100.0%	$4,852,421,863

Footnotes to Consolidated Statement of Investments

1. Represents the current interest rate for a variable or increasing rate security, which may be fixed for a predetermined period. The interest rate is, or will be as of an established date, determined as [Referenced Rate + Basis-point spread].

2. Represents securities sold under Regulation S, which are exempt from registration under the Securities Act of 1933, as amended. These securities may not be offered or sold in the United States without and exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. These securities amount to $1,286,167,640 or 26.51% of the Fund’s net assets at period end.

3. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate. See Note 4 of the accompanying Consolidated Notes.

4. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 4 of the accompanying Consolidated Notes.

5. All or a portion of the security position is held in segregated accounts and pledged to cover margin requirements under certain derivative contracts. The aggregate market value of such securities is $74,371,075. See Note 6 of the accompanying Consolidated Notes.

6. Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.

7. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $809,775,744 or 16.69% of the Fund’s net assets at period end.

8. Zero coupon bond reflects effective yield on the original acquisition date.

9. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

10. Interest or dividend is paid-in-kind, when applicable.

11. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

12. The value of this security was determined using significant unobservable inputs. See Note 3 of the accompanying Consolidated Notes.

13. Restricted security. The aggregate value of restricted securities at period end was $11,839,305, which represents 0.24% of the Fund’s net assets. See Note 4 of the accompanying Consolidated Notes. Information concerning restricted securities is as follows:

27        OPPENHEIMER INTERNATIONAL BOND FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Consolidated Statement of Investments (Continued)

Security	Acquisition Dates	Cost	Value	Unrealized Appreciation/ (Depreciation)
HTA Group Ltd., 9.125% Sr. Unsec. Nts., 3/8/22	3/1/17-3/7/18	$3,205,329	$3,317,113	$111,784
Minejesa Capital BV, 4.625% Sr. Sec. Nts., 8/10/30	11/9/17-5/11/18	8,286,776	8,522,192	235,416

		$11,492,105	$11,839,305	$347,200

14. Non-income producing security.

15. All or a portion of the security position is held in accounts at a futures clearing merchant and pledged to cover margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $1,008,000. See Note 6 of the accompanying Consolidated Notes.

16. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares September 30, 2018	Gross Additions	Gross Reductions	Shares March 31, 2019
Investment Company
OFI Carlyle Private Credit Fund, Cl. I	—	316,327	—	316,327
Oppenheimer Institutional Government Money Market Fund, Cl. E	373,232,093	2,248,969,728	2,427,543,052	194,658,769

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Investment Company
OFI Carlyle Private Credit Fund, Cl. I	$3,052,610	$56,880	$—	$(47,390)
Oppenheimer Institutional Government Money Market Fund, Cl. E	194,658,769	2,626,750	—	—

Total	$197,711,379	$2,683,630	$—	$(47,390)

17. Rate shown is the 7-day yield at period end.

18. One-Touch Binary option becomes eligible for exercise if at any time spot rates are less than or equal to 3.2 BRL per 1 USD.

19. One-Touch Binary option becomes eligible for exercise if at any time spot rates are less than or equal to 18 MXN per 1 USD.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent
United States	$567,123,105	12.1%
Mexico	503,679,483	10.7

28        OPPENHEIMER INTERNATIONAL BOND FUND

Geographic Holdings (Continued)	Value	Percent
India	$384,627,869	8.1%
United Kingdom	324,449,208	6.9
Brazil	253,495,769	5.4
South Africa	244,885,910	5.2
Greece	229,235,992	4.9
Spain	223,433,575	4.7
Indonesia	219,161,135	4.6
Argentina	170,408,334	3.6
France	125,717,700	2.7
Italy	106,201,351	2.2
Switzerland	97,065,645	2.1
Colombia	79,167,359	1.7
Turkey	75,085,620	1.6
Peru	70,252,249	1.5
Egypt	70,228,937	1.5
Netherlands	67,527,465	1.4
Thailand	55,497,113	1.2
Ukraine	53,117,949	1.1
Russia	52,828,031	1.1
Hungary	46,297,614	1.0
Australia	45,005,923	1.0
Eurozone	44,887,367	0.9
Cyprus	42,209,152	0.9
China	31,713,748	0.7
Poland	29,893,339	0.6
Dominican Republic	29,835,269	0.6
Ecuador	27,853,787	0.6
Ireland	27,686,893	0.6
Ghana	26,876,827	0.6
Kazakhstan	26,098,464	0.5
Singapore	24,825,393	0.5
Ivory Coast	24,087,055	0.5
Sri Lanka	21,618,243	0.5
Oman	21,591,567	0.5
Portugal	20,850,301	0.4
Luxembourg	19,974,340	0.4
Malaysia	19,743,412	0.4
Supranational	19,636,135	0.4
Saudi Arabia	15,558,972	0.3
Germany	14,424,701	0.3
Angola	13,012,219	0.3
Chile	12,885,741	0.3
Austria	12,155,394	0.3
Gabon	10,923,932	0.2
Azerbaijan	10,922,840	0.2
United Arab Emirates	10,102,824	0.2
Iraq	9,688,343	0.2
Fiji	9,286,384	0.2
Nigeria	8,797,671	0.2
Senegal	8,318,032	0.2

29        OPPENHEIMER INTERNATIONAL BOND FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

Geographic Holdings (Continued)	Value	Percent
Hong Kong	$8,162,101	0.2%
Serbia	6,472,181	0.1
Morocco	6,311,906	0.1
Bermuda	5,747,759	0.1
Uruguay	5,247,213	0.1
Sweden	5,097,651	0.1
Canada	4,878,108	0.1
Paraguay	3,362,000	0.1
Cayman Islands	3,347,470	0.1
Mauritius	3,317,113	0.1
Japan	3,037,747	0.1
South Korea	991,684	0.0

Total	$4,715,924,614	100.0%

Forward Currency Exchange Contracts as of March 31, 2019
Counter -party	Settlement Month(s)	Currency Purchased (000’s)			Currency Sold (000’s)	Unrealized Appreciation	Unrealized Depreciation
BAC	04/2019	BRL	26,840	USD	6,888	$—	$32,809
BAC	05/2019	EUR	585	USD	667	—	8,234
BAC	06/2019	KRW	12,237,650	USD	10,850	—	69,198
BAC	04/2019	USD	7,167	BRL	26,840	311,819	—
BAC	05/2019	USD	9,513	EUR	8,450	3,197	—
BAC	06/2019	USD	185,679	MXN	3,622,930	1,378,715	—
BAC	06/2019	USD	19,761	MYR	80,805	—	43,587
BAC	06/2019	USD	18,589	SGD	25,130	18,737	—
BOA	05/2019	AUD	87,460	USD	62,095	89,404	37,699
BOA	05/2019	CAD	216,220	USD	163,405	—	1,449,774
BOA	05/2019 - 06/2019	EUR	31,860	USD	36,435	—	483,387
BOA	06/2019	INR	2,302,100	USD	32,642	175,894	—
BOA	05/2019	JPY	39,998,193	USD	366,511	—	4,438,013
BOA	05/2019	NZD	21,335	USD	14,563	—	23,912
BOA	05/2019	SEK	897,000	USD	98,004	—	1,247,023
BOA	05/2019	USD	298,768	EUR	261,990	3,902,978	—
BOA	05/2019	USD	6,487	GBP	4,915	73,327	—
BOA	06/2019	USD	231,514	IDR	3,342,594,000	—	258,454
BOA	06/2019	USD	388,450	INR	27,377,400	141,381	1,956,268
BOA	05/2019	USD	40,287	JPY	4,390,000	547,747	—
BOA	06/2019	USD	37,406	ZAR	546,179	52,816	142,676
BOA	06/2019	ZAR	69,460	USD	4,766	2,386	—
CITNA-B	04/2019 - 05/2019	BRL	1,024,960	USD	265,528	448,503	4,293,709
CITNA-B	06/2019	COP	86,663,250	USD	27,442	—	371,605
CITNA-B	05/2019	EUR	16,575	USD	18,779	—	125,683
CITNA-B	05/2019	GBP	171,365	USD	223,352	357,571	85,087
CITNA-B	05/2019	NOK	472,160	USD	55,721	—	895,059
CITNA-B	06/2019	RUB	1,661,800	USD	25,069	—	21,161
CITNA-B	05/2019	SEK	1,345,970	USD	147,280	—	2,093,591
CITNA-B	05/2019 - 06/2019	TRY	391,365	USD	59,520	6,316,971	—
CITNA-B	04/2019 - 05/2019	USD	423,131	BRL	1,620,480	10,098,813	441,505
CITNA-B	06/2019	USD	58,219	COP	183,861,000	788,380	—
CITNA-B	05/2019	USD	243,461	GBP	186,875	—	403,725

30        OPPENHEIMER INTERNATIONAL BOND FUND

Forward Currency Exchange Contracts (Continued)
Counter -party	Settlement Month(s)	Currency Purchased (000’s)			Currency Sold (000’s)	Unrealized Appreciation	Unrealized Depreciation
CITNA-B	06/2019	USD	388,052	MXN	7,622,500	$291,959	$—
CITNA-B	05/2019	USD	19,156	NZD	28,305	—	133,783
CITNA-B	06/2019	USD	7,191	RUB	476,700	6,070	—
CITNA-B	06/2019	USD	55,899	THB	1,765,300	158,855	—
CITNA-B	06/2019	USD	107,879	TRY	653,402	—	2,147,850
CITNA-B	06/2019	USD	243,252	ZAR	3,537,950	368,623	—
CITNA-B	06/2019	ZAR	182,787	USD	12,567	—	19,045
DEU	05/2019	EUR	107,165	USD	122,253	—	1,650,426
DEU	05/2019	USD	147,783	EUR	129,960	1,526,476	—
DEU	05/2019	USD	77,000	JPY	8,470,000	290,971	—
GSCO-OT	04/2019 - 03/2021	BRL	390,600	USD	100,132	10,971	3,141,253
GSCO-OT	08/2019	CLP	41,197,450	USD	63,075	—	2,547,335
GSCO-OT	12/2020	EUR	75,000	USD	90,750	—	2,382,258
GSCO-OT	09/2019	IDR	1,174,960,000	USD	80,312	219,048	—
GSCO-OT	08/2019	PLN	129,480	USD	34,796	—	926,481
GSCO-OT	06/2019 - 10/2019	TRY	516,564	USD	80,702	5,843,191	2,416,282
GSCO-OT	05/2019 - 03/2021	USD	184,588	BRL	750,063	1,208,061	2,956,162
GSCO-OT	12/2020	USD	90,750	NOK	768,075	323,348	—
GSCO-OT	05/2019	USD	4,685	NZD	6,795	54,435	—
GSCO-OT	10/2019	USD	34,908	TRY	239,493	—	2,147,449
GSCO-OT	08/2019	USD	72,749	ZAR	1,047,617	1,561,727	178,498
GSCO-OT	05/2019	ZAR	107,250	USD	7,481	—	100,312
HSBC	04/2019	ARS	199,900	USD	4,709	—	105,363
HSBC	05/2019	EUR	19,610	USD	22,397	—	327,728
HSBC	04/2019	INR	2,061,900	USD	30,000	—	378,608
HSBC	04/2019	USD	4,613	ARS	199,900	9,683	—
HSBC	05/2019	USD	5,755	EUR	5,095	20,729	—
HSBC	06/2019	USD	2,383	TRY	13,740	88,513	—
JPM	04/2019	ARS	188,100	USD	4,500	—	196,952
JPM	04/2019 - 05/2019	BRL	67,373	USD	18,590	—	1,436,417
JPM	05/2019 - 12/2019	EUR	263,265	USD	303,543	283	5,624,784
JPM	04/2019 - 05/2019	GBP	30,975	USD	41,030	—	624,781
JPM	09/2019	IDR	675,250,000	USD	42,716	3,571,979	—
JPM	05/2019	JPY	21,012,000	USD	192,901	—	2,604,931
JPM	11/2019	MXN	2,602,694	USD	130,861	—	1,737,567
JPM	05/2019 - 12/2020	NOK	2,792,145	USD	326,508	—	1,052,848
JPM	06/2019	PLN	380,000	USD	100,118	—	897,112
JPM	04/2019	USD	4,627	ARS	188,100	324,258	—
JPM	05/2019	USD	58,019	AUD	82,000	120,186	368,629
JPM	04/2019	USD	22,047	BRL	80,063	1,628,115	—
JPM	05/2019 - 12/2020	USD	644,583	EUR	559,285	11,073,362	—
JPM	05/2019	USD	13,295	GBP	10,000	245,764	—
JPM	06/2019	USD	49,226	HUF	13,611,000	1,416,797	—
JPM	05/2019	USD	25,118	JPY	2,787,500	—	114,834
JPM	12/2019	USD	89,647	NOK	768,075	—	210,680
JPM	06/2019	USD	49,629	PEN	163,950	384,743	—
JPM	06/2019	USD	31,245	PLN	118,570	285,746	—
JPM	05/2019 - 06/2019	USD	68,096	TRY	391,260	2,636,076	—

31        OPPENHEIMER INTERNATIONAL BOND FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

Forward Currency Exchange Contracts (Continued)
Counter -party	Settlement Month(s)	Currency Purchased (000’s)		Currency Sold (000’s)		Unrealized Appreciation	Unrealized Depreciation
JPM	08/2019	ZAR	475,617	USD	32,250	$178,498	$—
MOS	06/2019	USD	51,635	CLP	34,437,300	1,030,835	—
RBC	05/2019	EUR	461,995	USD	529,083	—	9,149,825
RBC	05/2019	GBP	2,190	USD	2,895	—	36,917
RBC	05/2019	JPY	20,000,000	USD	183,689	—	2,558,021
RBC	05/2019	NOK	1,277,000	USD	147,584	697,198	—
RBC	05/2019	NZD	17,510	USD	11,993	—	60,143
RBC	05/2019	USD	43,503	AUD	61,470	—	176,301
RBC	05/2019	USD	46,023	CAD	60,700	557,046	—
RBC	05/2019	USD	476,211	EUR	416,090	7,938,834	—
SCB	09/2019	IDR	1,043,275,000	USD	72,500	—	984,572
SCB	05/2019	USD	57,735	EUR	50,000	1,360,003	—
SCB	09/2019	USD	41,477	IDR	675,250,000	—	4,810,420
SCB	05/2019	USD	56,000	JPY	6,155,548	278,535	—
SCB	05/2019	USD	7,650	ZAR	107,250	268,671	—
SCB	08/2019	ZAR	572,000	USD	40,348	—	1,409,998

Total Unrealized Appreciation and Depreciation						$70,688,228	$74,536,724

Futures Contracts as of March 31, 2019
Description	Buy/Sell	Expiration Date	Number of Contracts	Notional Amount (000’s)	Value	Unrealized Appreciation/ (Depreciation)
Euro-BUND	Sell	6/6/19	610	EUR 113,430	$113,821,054	$(391,052)
United States
Treasury Long
Bonds	Sell	6/19/19	344	USD 49,836	51,481,750	(1,645,342)

						$(2,036,394)

Exchange-Traded Options Written at March 31, 2019
Description	Exercise Price		Expiration Date	Number of Contracts (000’s)	Notional Amount (000’s)		Premiums Received	Value
Euro-BUND Futures Put	EUR	162.500	4/26/19	EUR (1)	EUR	166,340	$32,585	$(33,652)

Over-the-Counter Options Written at March 31, 2019

Description	Counter -party	Exercise Price	Expiration Date	Number of Contracts (000’s)	Notional Amount (000’s)	Premiums Received	Value
		USD		AUD

AUD Currency Call	BOA	0.749	6/3/19	(110,000)	AUD 200,000	$153,163	$(83,743)
		USD		AUD

AUD Currency Put	BOA	0.689	6/3/19	(110,000)	AUD 200,000	555,895	(407,783)
		USD		AUD

AUD Currency Put	SCB	0.731	6/3/19	(75,000)	AUD 75,000	1,016,467	(2,335,200)

32        OPPENHEIMER INTERNATIONAL BOND FUND

Over-the-Counter Options Written (Continued)

Description	Counter -party	Exercise Price	Expiration Date	Number of Contracts (000’s)	Notional Amount (000’s)	Premiums Received	Value
		BRL		BRL

BRL Currency Put	GSCO-OT	4.500	12/6/19	(3,000)	BRL 5,000	$531,600	$(440,775)
		BRL		BRL

BRL Currency Call	GSCO-OT	3.463	5/2/19	(173,150)	BRL 346,300	238,150	(14,389)
		BRL		BRL

BRL Currency Put[1]	GSCO-OT	4.230	3/4/21	(211,500)	BRL 423,000	2,369,000	(2,862,098)
		BRL		BRL

BRL Currency Put[2]	GSCO-OT	4.500	12/10/19	(3,000)	BRL 5,300	624,000	(442,203)
		BRL		BRL

BRL Currency Put	GSCO-OT	3.880	5/2/19	(193,975)	BRL 387,950	559,450	(1,177,267)
		BRL		BRL

BRL Currency Put[1]	GSCO-OT	4.500	3/30/20	(5,000)	BRL 10,000	874,000	(1,139,483)
		BRL		BRL

BRL Currency Put[1]	GSCO-OT	4.500	3/30/20	(5,000)	BRL 10,000	874,000	(1,139,483)
		BRL		BRL

BRL Currency Put	GSCO-OT	3.961	6/26/19	(396,050)	BRL 396,050	2,093,000	(2,593,399)
		BRL		BRL

BRL Currency Put[1]	GSCO-OT	4.500	3/27/20	(5,000)	BRL 10,500	872,000	(1,146,292)
		BRL		BRL

BRL Currency Put[3]	GSCO-OT	4.504	10/30/19	(450,430)	BRL 450,430	2,056,000	(1,234,178)
		BRL		BRL

BRL Currency Put[3]	JPM	4.250	3/4/21	(212,500)	BRL 425,000	2,242,500	(2,801,623)
		BRL		BRL

BRL Currency Call[3]	JPM	3.700	4/4/19	(185,000)	BRL 370,000	290,625	(24,570)
		BRL		BRL

BRL Currency Put	JPM	3.850	4/4/19	(192,500)	BRL 385,000	413,133	(983,092)
		BRL		BRL

BRL Currency Put	SCB	4.527	11/1/19	(452,700)	BRL 452,700	1,963,900	(1,190,601)
		CAD		CAD

CAD Currency Put	RBC	1.345	5/21/19	(125,000)	CAD 250,000	497,500	(542,226)
		CAD		CAD

CAD Currency Call	RBC	1.280	5/21/19	(125,000)	CAD 250,000	277,500	(33,611)
		CLP		CLP

CLP Currency Put	CITNA-B	678.000	5/2/19	(61,020,000)	CLP 101,700,000	670,482	(1,150,227)
		CLP		CLP

CLP Currency Call	CITNA-B	621.000	5/2/19	(55,890,000)	CLP 93,150,000	397,167	(21,797)

33        OPPENHEIMER INTERNATIONAL BOND FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

Over-the-Counter Options Written (Continued)

Description	Counter -party	Exercise Price	Expiration Date	Number of Contracts (000’s)	Notional Amount (000’s)	Premiums Received	Value
		CLP		CLP

CLP Currency Call	GSCO-OT	607.000	8/5/19	(88,015,000)	CLP 121,400,000	$805,910	$(141,704)
		CLP		CLP

CLP Currency Put	GSCO-OT	691.000	8/5/19	(100,195,000)	CLP 138,200,000	1,756,965	(2,428,727)
		COP		COP

COP Currency Put	BOA	3268.000	5/23/19	(81,700,000)	COP 163,400,000	205,750	(196,080)
		COP		COP

COP Currency Call	BOA	3008.000	5/23/19	(75,200,000)	COP 150,400,000	198,500	(38,352)
		COP		COP

COP Currency Call	CITNA-B	2981.000	5/2/19	(149,050,000)	COP 298,100,000	362,676	(32,791)
		COP		COP

COP Currency Put	CITNA-B	3227.000	5/2/19	(161,350,000)	COP 322,700,000	388,320	(384,013)
		COP		COP

COP Currency Put	CITNA-B	3282.000	6/26/19	(328,200,000)	COP 328,200,000	810,821	(1,132,290)
		COP		COP

COP Currency Call	CITNA-B	3010.000	6/26/19	(301,000,000)	COP 301,000,000	386,728	(213,710)
		COP		COP

COP Currency Call	GSCO-OT	3040.000	5/13/19	(273,600,000)	COP 456,000,000	743,851	(131,328)
		COP		COP

COP Currency Put	GSCO-OT	3285.000	5/13/19	(295,650,000)	COP 492,750,000	606,780	(467,127)
		COP		COP

COP Currency Put	GSCO-OT	3325.000	9/4/19	(249,375,000)	COP 249,375,000	772,050	(1,216,950)
		COP		COP

COP Currency Call	GSCO-OT	2965.000	9/4/19	(222,375,000)	COP 222,375,000	891,600	(269,074)
		COP		COP

COP Currency Put	JPM	3300.000	4/15/19	(165,000,000)	COP 330,000,000	438,050	(72,600)
		COP		COP

COP Currency Call	JPM	3020.000	4/15/19	(151,000,000)	COP 302,000,000	331,400	(27,180)
		COP		COP

COP Currency Put	MSCO	3280.560	6/26/19	(164,028,000)	COP 328,056,000	309,125	(570,817)
		COP		COP

COP Currency Call	MSCO	3053.080	6/26/19	(152,654,000)	COP 305,308,000	309,125	(192,344)
		INR		EUR

EUR Currency Call	BOA	80.750	6/20/19	(60,000)	EUR 100,000	769,293	(550,086)
		USD		EUR

EUR Currency Put	BOA	1.170	6/17/19	(150,000)	EUR 150,000	3,677,490	(5,635,350)

34        OPPENHEIMER INTERNATIONAL BOND FUND

Over-the-Counter Options Written (Continued)

Description	Counter -party	Exercise Price	Expiration Date	Number of Contracts (000’s)	Notional Amount (000’s)	Premiums Received	Value
		ZAR		EUR

EUR Currency Put	CITNA-B	15.750	6/27/19	(100,000)	EUR 200,000	$870,985	$(1,273,350)
		ZAR		EUR

EUR Currency Put	GSCO-OT	15.750	7/10/19	(50,000)	EUR 75,000	1,637,541	(689,774)
		INR		EUR

EUR Currency Call	GSCO-OT	85.340	9/3/19	(50,000)	EUR 110,000	979,282	(260,944)
		ZAR		EUR

EUR Currency Call[4]	GSCO-OT	20.000	3/30/20	(8,900)	EUR 18,245	1,745,852	(2,207,063)
		NOK		EUR

EUR Currency Call[5]	GSCO-OT	11.000	12/17/20	(10,000)	EUR 10,000	2,161,338	(1,295,435)
		INR		EUR

EUR Currency Call	GSCO-OT	81.200	7/18/19	(50,000)	EUR 150,000	1,083,840	(583,185)
		KRW		EUR

EUR Currency Call	GSCO-OT	1303.350	9/30/19	(75,000)	EUR 150,000	1,018,986	(1,245,040)
		CLP		EUR

EUR Currency Call	JPM	796.350	7/15/19	(25,000)	EUR 50,000	497,962	(248,854)
		RUB		EUR

EUR Currency Put	JPM	73.800	8/5/19	(50,000)	EUR 105,000	558,421	(886,218)
		ZAR		EUR

EUR Currency Call	JPM	16.793	5/31/19	(25,000)	EUR 75,000	387,342	(494,445)
		ZAR		EUR

EUR Currency Call	JPM	17.438	7/10/19	(50,000)	EUR 75,000	2,747,871	(932,116)
		ZAR		EUR

EUR Currency Put	JPM	15.035	5/31/19	(25,000)	EUR 75,000	297,786	(51,614)
		RUB		EUR

EUR Currency Call	JPM	83.000	8/5/19	(50,000)	EUR 105,000	838,277	(397,057)
		ZAR		EUR

EUR Currency Put	JPM	15.300	8/13/19	(25,000)	EUR 50,000	465,609	(209,941)
		ZAR		EUR

EUR Currency Put	JPM	14.713	1/6/20	(50,000)	EUR 75,000	661,180	(353,331)
		RUB		EUR

EUR Currency Put	JPM	71.400	6/27/19	(90,000)	EUR 200,000	609,723	(523,280)
		ZAR		EUR

EUR Currency Call	JPM	17.454	9/20/19	(100,000)	EUR 100,000	2,993,492	(3,307,150)
		INR		EUR

EUR Currency Call	JPM	80.400	6/21/19	(45,000)	EUR 100,000	587,344	(488,422)

35        OPPENHEIMER INTERNATIONAL BOND FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

Over-the-Counter Options Written (Continued)

Description	Counter -party	Exercise Price	Expiration Date	Number of Contracts (000’s)	Notional Amount (000’s)	Premiums Received	Value
		ZAR		EUR

EUR Currency Call	JPM	19.700	1/6/20	(50,000)	EUR 75,000	$1,835,788	$(1,125,824)
		ZAR		EUR

EUR Currency Call	JPM	17.825	8/13/19	(25,000)	EUR 50,000	465,609	(501,454)
		EUR		EUR

French Republic Government Bonds Call	MSCO	104.030	6/25/19	(190,000)	EUR 198,974	1,631,950	(1,884,358)
		IDR		IDR

IDR Currency Put	GSCO-OT	17550.000	9/6/19	(3,282,950,000)	IDR 5,107,050,000	5,406,111	—
		IDR		IDR

IDR Currency Put	GSCO-OT	15000.000	7/10/19	(1,500,000,000)	IDR 3,005,250,000	3,650,000	—
		INR		INR

INR Currency Put	GSCO-OT	80.050	10/14/19	(4,002,500)	INR 8,005,000	1,000,000	(96,060)
		INR		INR

INR Currency Put	GSCO-OT	71.650	6/21/19	(5,373,750)	INR 7,165,000	456,675	(629,750)
		INR		INR

INR Currency Call	GSCO-OT	67.000	6/21/19	(5,025,000)	INR 6,700,000	217,200	(134,067)
		JPY		JPY

JPY Currency Put	DEU	113.000	8/22/19	(25,425,000)	JPY 25,425,000	1,300,725	(1,102,682)
		JPY		JPY

JPY Currency Call	DEU	105.000	8/22/19	(23,625,000)	JPY 23,625,000	1,819,350	(1,259,685)
		JPY		JPY

JPY Currency Put	SCB	112.000	5/29/19	(16,800,000)	JPY 16,800,000	574,650	(542,976)
		JPY		JPY

JPY Currency Call	SCB	107.400	5/29/19	(16,110,000)	JPY 16,110,000	823,200	(458,330)
		KRW		KRW

KRW Currency Put	GSCO-OT	1155.000	7/18/19	(57,750,000)	KRW 115,500,000	345,000	(410,603)
		KRW		KRW

KRW Currency Call[6]	GSCO-OT	1115.000	7/18/19	(55,750,000)	KRW 111,500,000	324,999	(197,912)
		MXN		MXN

MXN Currency Put	CITNA-B	22.828	8/15/19	(1,141,405)	MXN 1,712,108	1,282,936	(151,807)
		MXN		MXN

MXN Currency Put	GSCO-OT	22.562	3/4/20	(3,008,200)	MXN 4,512,300	2,951,733	(2,213,403)
		MXN		MXN

MXN Currency Call	GSCO-OT	18.099	3/4/20	(2,413,130)	MXN 3,619,700	1,183,465	(723,867)
		MXN		MXN

MXN Currency Put	SCB	20.250	6/18/19	(1,012,500)	MXN 3,037,500	295,600	(525,538)

36        OPPENHEIMER INTERNATIONAL BOND FUND

Over-the-Counter Options Written (Continued)

Description	Counter -party	Exercise Price	Expiration Date	Number of Contracts (000’s)	Notional Amount (000’s)	Premiums Received	Value
		MXN		MXN

MXN Currency Call	SCB	18.550	6/18/19	(927,500)	MXN 2,782,500	$188,400	$(146,165)
		NOK		NOK

NOK Currency Call	BOA	8.620	6/10/19	(1,508,500)	NOK 1,508,500	1,554,175	(2,784,118)
		NOK		NOK

NOK Currency Call	JPM	8.620	6/10/19	(646,500)	NOK 646,500	651,784	(1,193,193)
		PLN		PLN

PLN Currency Call	GSCO-OT	3.714	6/26/19	(371,400)	PLN 371,400	615,200	(459,700)
		PLN		PLN

PLN Currency Put	GSCO-OT	4.050	2/26/20	(1,012,500)	PLN 1,012,500	4,090,750	(4,094,591)
		RUB		RUB

RUB Currency Put	GSCO-OT	80.000	2/5/21	(6,000,000)	RUB 8,400,000	3,443,775	(3,084,180)
		RUB		RUB

RUB Currency Call	GSCO-OT	60.000	2/5/21	(4,500,000)	RUB 6,300,000	673,050	(639,270)
		RUB		RUB

RUB Currency Put	GSCO-OT	70.000	6/12/19	(8,750,000)	RUB 10,147,121	3,986,375	(936,250)
		RUB		RUB

RUB Currency Put	JPM	70.000	6/7/19	(10,500,000)	RUB 17,500,000	4,208,369	(1,029,000)
				USD

S&P 500 Index Put	BOA	2335.470	2/21/20	(38)	USD 106,333	2,176,747	(1,677,883)
				USD

S&P 500 Index Put	GSCO-OT	2397.620	3/13/20	(35)	USD 100,485	1,930,000	(1,997,510)
				USD

S&P 500 Index Put	JPM	2378.810	2/26/20	(53)	USD 150,937	2,976,169	(2,706,696)
		CNH		SGD

SGD Currency Put	GSCO-OT	4.862	5/17/19	(75,000)	SGD 150,000	97,172	(37,736)
		CNN		SGD

SGD Currency Call	GSCO-OT	5.052	5/17/19	(75,000)	SGD 150,000	183,238	(57,148)
		TRY		TRY

TRY Currency Put	GSCO-OT	6.750	1/15/20	(337,500)	TRY 702,000	2,346,600	(5,225,449)
		TRY		TRY

TRY Currency Call	GSCO-OT	5.367	2/27/20	(268,325)	TRY 536,650	508,950	(927,205)
		TRY		TRY

TRY Currency Call	GSCO-OT	5.250	10/16/19	(262,500)	TRY 536,650	619,750	(652,055)
		ZAR		ZAR

ZAR Currency Put	GSCO-OT	16.208	1/27/20	(810,376)	ZAR 1,215,563	1,465,301	(1,795,241)

37        OPPENHEIMER INTERNATIONAL BOND FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

Over-the-Counter Options Written (Continued)
Description	Counter -party	Exercise Price	Expiration Date	Number of Contracts (000’s)	Notional Amount (000’s)	Premiums Received	Value
		ZAR		ZAR

ZAR Currency Call	GSCO-OT	12.283	1/27/20	(614,150)	ZAR 921,225	$529,300	$(179,958)

		ZAR		ZAR

ZAR Currency Put	GSCO-OT	15.000	8/23/19	(3,375,000)	ZAR 5,250,000	5,582,475	(7,707,049)

		ZAR		ZAR

ZAR Currency Put	GSCO-OT	14.646	5/27/19	(1,098,450)	ZAR 1,464,600	2,010,300	(1,803,655)

Total Over-the-Counter Options Written						$118,879,668	$(102,004,150)

1. Knock-out option becomes ineligible for exercise if at any time spot rates are less than or equal to 3.70 BRL/USD.

2. Knock-out option becomes ineligible for exercise if at any time spot rates are less than or equal to 3.61 BRL/USD.

3. Knock-out option becomes ineligible for exercise if at any time spot rates are less than or equal to 3.60 BRL/USD.

4. Knock-out option becomes ineligible for exercise if at any time spot rates are less than or equal to 15.50 ZAR/USD.

5. Knock-out option becomes ineligible for exercise if at any time spot rates are less than or equal to 9.40 NOK/USD.

6. Knock-out option becomes ineligible for exercise if at any time spot rates are less than or equal to 1,085.00 KRW/USD.

Centrally Cleared Credit Default Swaps at March 31, 2019
Reference Asset	Buy/Sell Protection	Fixed Rate	Maturity Date	Notional Amount (000’s)		Premiums Received/ (Paid)	Value	Unrealized Appreciation/ (Depreciation)
Brazilian Government International	Buy	1.000%	6/20/24	USD	6,500	$(235,795)	$228,011	$(7,784)

Brazilian Government International	Buy	1.000	6/20/24	USD	12,750	(482,484)	447,946	(34,538)

Brazilian Government International	Buy	1.000	6/20/24	USD	13,750	(525,542)	483,079	(42,463)

CDX.EM.31	Buy	1.000	6/20/24	USD	17,250	(602,217)	626,235	24,018

CDX.EM.31	Buy	1.000	6/20/24	USD	13,000	(453,844)	472,473	18,629

Federative Republic of Brazil	Sell	1.000	6/20/22	USD	15,000	928,605	(89,691)	838,914

Intesa Sanpaolo SpA	Buy	1.000	12/20/21	EUR	15,000	(548,712)	(33,371)	(582,083)

Mexico Government International	Buy	1.000	6/20/24	USD	27,500	(587,377)	272,994	(314,383)

Mexico Government International	Buy	1.000	6/20/24	USD	19,000	(405,824)	188,614	(217,210)

Mexico Government International	Buy	1.000	6/20/24	USD	9,500	(137,166)	94,307	(42,859)

Republic of Italy	Sell	1.000	12/20/21	USD	16,000	585,507	(176,098)	409,409

Republic Of South Africa Gover	Buy	1.000	6/20/24	USD	13,750	(619,836)	639,612	19,776

Republic Of South Africa Gover	Buy	1.000	6/20/24	USD	16,000	(721,263)	744,276	23,013

38        OPPENHEIMER INTERNATIONAL BOND FUND

Centrally Cleared Credit Default Swaps (Continued)
Reference Asset	Buy/Sell Protection	Fixed Rate	Maturity Date	Notional Amount (000’s)	Premiums Received/ (Paid)	Value	Unrealized Appreciation/ (Depreciation)
Russian Foreign Bond - Eurobon	Buy	1.000%	6/20/24	USD 9,500	$(179,275)	$155,812	$(23,463)

Total Centrally Cleared Credit Default Swaps					$(3,985,223)	$4,054,199	$68,976

Over-the-Counter Credit Default Swaps at March 31, 2019
Reference Asset	Counter- party	Buy/Sell Protection	Fixed Rate	Maturity Date	Notional Amount (000’s)		Premiums Received/ (Paid)	Value	Unrealized Appreciation/ (Depreciation)
Hellenic Republic	BAC	Sell	1.000%	6/20/25	USD	5,000	$831,849	$(743,763)	$88,086

Hellenic Republic	BAC	Sell	1.000	6/20/25	USD	12,500	1,872,869	(1,859,408)	13,461

Hellenic Republic	BAC	Sell	1.000	12/20/25	USD	23,250	3,615,506	(3,792,034)	(176,528)

Hellenic Republic	BAC	Sell	1.000	12/20/19	USD	16,650	249,821	1,171	250,992

Hellenic Republic	GSCOI	Sell	1.000	6/20/25	USD	5,000	788,898	(743,763)	45,135

ICICI Bank Ltd.	GSCO-OT	Sell	1.000	12/20/19	USD	10,000	359,971	64,970	424,941

iTraxx Europe Crossover Series 24 Version 1	JPM	Sell	5.000	12/20/20	EUR	5,000	(361,394)	386,274	24,880

Oriental Republic of Uruguay	BOA	Sell	1.000	12/20/21	USD	14,802	267,519	213,477	480,996

State Bank of India	BNP	Sell	1.000	9/20/19	USD	13,035	537,811	56,580	594,391

Total Over-the-Counter Credit Default Swaps							$8,162,850	$(6,416,496)	$1,746,354

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

Type of Reference Asset on which the Fund Sold Protection	Total Maximum Potential Payments for Selling Credit Protection (Undiscounted)	Amount Recoverable*	Reference Asset Rating Range**
Investment Grade Single
Name Corporate Debt	$23,035,000		BBB-
Non-Investment Grade
Corporate Debt	5,000,000		C
Investment Grade
Sovereign Debt	30,802,000		BBB
Non-Investment Grade
Sovereign Debt	77,400,000	$26,500,000	BB- to B

Total USD	$136,237,000	$26,500,000

* Amounts recoverable includes potential payments from related purchased protection for instances where the Fund is the seller of protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

** The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor’s rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.

39        OPPENHEIMER INTERNATIONAL BOND FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

Centrally Cleared Interest Rate Swaps at March 31, 2019

Counter- party	Pay/Receive Floating Rate	Floating Rate	Fixed Rate	Maturity Date	Notional Amount (000’s)	Premiums Received / (Paid)	Value	Unrealized Appreciation/ (Depreciation)
		Six-Month EUR
BAC	Receive	EURIBOR	1.123%	3/8/28	EUR 8,250	$—	$(622,064)	$(622,064)

		Six-Month HUF-			HUF
BNP	Pay	BUBOR-Reuters	1.210	10/26/20	14,305,000	—	744,179	744,179

		Six-Month HUF-			HUF
BNP	Receive	BUBOR-Reuters	3.280	10/26/28	3,235,000	—	(1,556,252)	(1,556,252)

		MXN TIIE			MXN
BNP	Pay	BANXICO	8.000	8/13/20	2,147,000	—	(94,383)	(94,383)

BOA	Receive	CDOR03	2.120	6/1/27	CAD 76,200	—	(492,125)	(492,125)

BOA	Receive	BZDI	6.550	1/2/20	BRL 223,530	—	(24,538)	(24,538)

		Three-Month USD
BOA	Receive	BBA LIBOR	2.304	5/30/22	USD 289,855	—	(234,209)	(234,209)

BOA	Receive	CDOR03	2.165	6/1/27	CAD 68,500	—	(609,114)	(609,114)

		Three-Month USD
BOA	Receive	BBA LIBOR	2.410	3/26/22	USD 50,000	—	(140,633)	(140,633)

BOA	Pay	BZDI	9.160	7/1/22	BRL 431,800	—	(105,159)	(105,159)

		Three-Month USD
BOA	Receive	BBA LIBOR	2.320	3/28/22	USD 34,100	—	(13,157)	(13,157)

BOA	Pay	BBSW3M	1.470	3/26/22	AUD 47,500	—	(17,540)	(17,540)

		Three-Month USD
BOA	Receive	BBA LIBOR	2.320	3/28/22	USD 86,000	—	(33,182)	(33,182)

		MXN TIIE
BOA	Receive	BANXICO	6.500	11/24/26	MXN 500,000	(7)	(2,174,875)	(2,174,882)

BOA	Pay	BBSW3M	1.500	3/26/22	AUD 118,000	—	30,293	30,293

		Three-Month USD
BOA	Receive	BBA LIBOR	2.307	4/2/24	USD 52,900	—	(67,792)	(67,792)

BOA	Pay	BBSW3M	1.560	3/22/22	AUD 71,000	—	(1,023,643)	(1,023,643)

		Six-Month HUF			HUF
CITNA-B	Pay	BUBOR	2.205	3/8/28	2,750,000	—	285,249	285,249

		Three-Month ZAR
CITNA-B	Pay	JIBAR SAFEX	8.590	1/23/28	ZAR 508,000	—	88,194	88,194

CITNA-B	Receive	JIBA3M	8.050	2/22/29	ZAR 200,000	—	(79,831)	(79,831)

CITNA-B	Receive	JIBA3M	7.250	7/10/20	ZAR 585,000	—	(76,592)	(76,592)

DEU	Receive	JIBA3M	7.120	6/29/19	ZAR 1,433,300	—	9,130	9,130

DEU	Pay	JIBA3M	8.420	8/29/28	ZAR 556,000	—	1,277,902	1,277,902

		MXN TIIE
DEU	Pay	BANXICO	8.525	1/15/24	MXN 480,000	—	710,203	710,203

DEU	Receive	JIBA3M	7.500	8/15/20	ZAR 785,000	—	(297,832)	(297,832)

		MXN TIIE
GSCOI	Receive	BANXICO	8.505	5/31/29	MXN 415,000	—	(557,718)	(557,718)

		MXN TIIE
GSCOI	Pay	BANXICO	8.620	12/26/28	MXN 247,400	—	450,011	450,011

GSCOI	Pay	SORF6M	1.980	3/4/21	SGD 172,000	—	181,647	181,647

					COP
GSCOI	Receive	COOVIBR	4.925	3/5/22	109,700,000	—	(219,824)	(219,824)

					COP
GSCOI	Pay	COOVIBR	4.380	3/5/20	317,100,000	—	155,461	155,461

		MXN TIIE			MXN
GSCOI	Pay	BANXICO	8.055	3/2/22	1,430,000	—	330,059	330,059

40        OPPENHEIMER INTERNATIONAL BOND FUND

Centrally Cleared Interest Rate Swaps (Continued)

Counter- party	Pay/Receive Floating Rate	Floating Rate	Fixed Rate	Maturity Date	Notional Amount (000’s)	Premiums Received / (Paid)	Value	Unrealized Appreciation/ (Depreciation)

GSCOI	Receive	SORF6M	2.073%	3/4/24	SGD 70,500	$—	$(346,111)	$(346,111)

					COP
GSCOI	Pay	COOVIBR	4.380	1/10/20	338,200,000	—	156,825	156,825

		Three-Month USD
GSCOI	Receive	BBA LIBOR	2.281	5/30/22	USD 322,500	—	(47,878)	(47,878)

		MXN TIIE			MXN
GSCOI	Pay	BANXICO	8.770	10/29/20	1,105,000	—	545,085	545,085

GSCOI	Receive	BZDI	8.235	1/2/20	BRL 316,000	—	(1,837,780)	(1,837,780)

		Six-Month PLN
GSCOI	Receive	WIBOR WIBO	2.580	2/6/23	PLN 115,000	—	824,196	824,196

		MXN TIIE			MXN
GSCOI	Pay	BANXICO	7.760	9/25/20	2,090,000	—	(354,373)	(354,373)

		Six-Month
GSCOI	Pay	GBP-LIBOR-BBA	3.450	10/15/25	GBP 49,000	—	551,350	551,350

		MXN TIIE			MXN
GSCOI	Pay	BANXICO	8.480	10/27/20	530,000	—	138,721	138,721

GSCOI	Pay	BZDI	11.730	1/2/25	BRL 124,700	—	3,501,779	3,501,779

					COP
GSCOI	Pay	COOVIBR	4.610	6/7/20	146,700,000	—	209,899	209,899

		Six-Month PLN
GSCOI	Pay	WIBOR WIBO	1.775	10/10/21	PLN 95,000	3,197	(16,532)	(13,335)

		Three-Month
		COP IBR OIS			COP
GSCOI	Pay	Compound	6.500	11/9/28	41,100,000	—	591,602	591,602

		Six-Month PLN
GSCOI	Pay	WIBOR WIBO	1.780	6/10/21	PLN 200,000	(30,941)	455,158	424,217

		MXN TIIE			MXN
HSBC	Pay	BANXICO	8.320	1/28/21	1,030,000	—	231,916	231,916

		MXN TIIE			MXN
HSBC	Receive	BANXICO	8.600	1/18/29	276,600	—	(480,544)	(480,544)

		Three-Month USD
JPM	Receive	BBA LIBOR	2.097	6/8/27	USD 12,000	—	169,962	169,962

JPM	Pay	BZDI	10.500	7/1/20	BRL 500,000	—	1,797,055	1,797,055

		Three-Month USD
JPM	Pay	BBA LIBOR	2.275	9/3/24	USD 88,500	—	83,572	83,572

		Six-Month PLN
JPM	Pay	WIBOR WIBO	2.090	1/11/22	PLN 160,000	—	343,139	343,139

					HUF
JPM	Receive	BUBOR06M	2.265	1/8/29	3,060,000	—	(333,978)	(333,978)

JPM	Pay	BZDI	10.940	1/2/23	BRL 160,000	—	3,270,643	3,270,643

		MXN TIIE			MXN
JPM	Pay	BANXICO	8.600	10/27/20	540,000	—	192,577	192,577

		MXN TIIE			MXN
JPM	Pay	BANXICO	8.750	10/29/20	2,210,000	—	1,055,237	1,055,237

JPM	Pay	BZDI	9.280	7/1/22	BRL 544,400	—	(74,025)	(74,025)

JPM	Pay	BZDI	9.230	7/1/22	BRL 530,000	—	(95,808)	(95,808)

					HUF
JPM	Pay	BUBOR06M	1.185	1/8/22	9,500,000	—	433,943	433,943

		Six-Month PLN
JPM	Pay	WIBOR WIBO	2.315	1/15/26	PLN 90,200	(23,445)	388,087	364,642

41        OPPENHEIMER INTERNATIONAL BOND FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

Centrally Cleared Interest Rate Swaps (Continued)

Counter- party	Pay/Receive Floating Rate	Floating Rate	Fixed Rate	Maturity Date	Notional Amount (000’s)	Premiums Received / (Paid)	Value	Unrealized Appreciation/ (Depreciation)

SIB	Receive	BZDI	6.560%	1/2/20	BRL 391,200	$—	$(52,866)	$(52,866)

		MXN TIIE
SIB	Receive	BANXICO	8.140	1/26/24	MXN 685,000	—	(466,431)	(466,431)

		MXN TIIE			MXN
SIB	Pay	BANXICO	7.770	3/25/24	1,150,000	—	(110,782)	(110,782)

UBS	Receive	BBSW6M	1.823	3/21/24	AUD 147,500	—	(602,735)	(602,735)

UBS	Pay	BBSW3M	1.560	3/21/21	AUD 361,000	—	284,273	284,273

Total Centrally Cleared Interest Rate Swaps						$(51,196)	$6,227,041	$6,175,845

Over-the-Counter Interest Rate Swaps at March 31, 2019

Counter- party	Pay/Receive Floating Rate	Floating Rate	Fixed Rate	Maturity Date	Notional Amount (000’s)	Premiums Received / (Paid)	Value	Unrealized Appreciation/ (Depreciation)
		Six-Month INR
		FBIL MIBOR OIS			INR
BOA	Receive	Compound	5.790%	3/6/21	4,750,000	$—	$(40,996)	$(40,996)

CITNA-B	Receive	JIBA3M	8.139	1/31/30	ZAR 367,000	—	(198,225)	(198,225)

		Three-Month
		COP IBR OIS			COP
GSCOI	Pay	Compound	6.470	9/29/26	55,000,000	—	965,530	965,530

		Six-Month CLP			CLP
GSCOI	Pay	TNA	3.380	9/14/22	13,500,000	—	69,407	69,407

					KRW
GSCOI	Receive	KWCDC	1.800	3/5/24	57,500,000	—	(424,136)	(424,136)

					KRW
GSCOI	Pay	KWCDC	1.875	3/5/20	282,400,000	—	171,807	171,807

		Three-Month
		COP IBR OIS			COP
JPM	Pay	Compound	7.300	6/1/26	39,425,000	—	1,354,202	1,354,202

		Three-Month
		COP IBR OIS			COP
JPM	Pay	Compound	4.990	5/2/20	105,000,000	—	313,470	313,470

		Five-Year EUR
JPM	Pay	CPI EXT	2.080	5/24/37	EUR 50,000	—	800,509	800,509

		Five-Year EUR
JPM	Receive	CPI EXT	1.603	5/24/27	EUR 50,000	—	(1,088,898)	(1,088,898)

JPM	Receive	JIBA3M	8.030	1/31/30	ZAR 375,000	—	8,239	8,239

		Six-Month INR
		FBIL MIBOR OIS			INR
SCB	Receive	Compound	6.438	1/10/24	1,700,000	—	(678,372)	(678,372)

Total Over-the-Counter Interest Rate Swaps						$—	$1,252,537	$1,252,537

42        OPPENHEIMER INTERNATIONAL BOND FUND

Over-the-Counter Credit Default Swaptions Written at March 31, 2019

Description	Counter- party	Buy/Sell Protection	Reference Asset	Fixed Rate	Expiration Date	Notional Amount (000’s)	Premiums Received	Value
			iTraxx
			Europe
Credit Default Swap			Crossover
maturing 12/20/23			Series 30
Put	JPM	Sell	Version 2	5.000%	5/15/19 EUR	125,000	$348,954	$(248,468)

			iTraxx
			Europe
Credit Default Swap			Crossover
maturing 12/20/23			Series 30
Put	JPM	Sell	Version 2	5.000	5/15/19 EUR	125,000	558,326	(400,885)

			iTraxx
			Europe
Credit Default Swap			Crossover
maturing 12/20/23			Series 30
Put	JPM	Sell	Version 2	5.000	4/17/19 EUR	175,000	459,223	(170,001)

Total Over-the-Counter Credit Default Swaptions Written							$1,366,503	$(819,354)

Over-the-Counter Interest Rate Swaptions Written at March 31, 2019

Description	Counter- party	Pay/ Receive Floating Rate	Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000’s)	Premiums Received	Value
Three-
Interest Rate			Month
Swap maturing			CAD-
4/4/2029	BOA	Receive	LIBOR	2.425%	4/4/19 CAD	275,000	$2,074,154	$(6,429,567)

Three-
Month
Interest Rate			USD-
Swap maturing			LIBOR-
3/25/25 Call	BOA	Receive	BBA	1.916	3/23/20 USD	500,000	2,478,500	(3,014,045)

Three-
Month
Interest Rate			USD-
Swap maturing			LIBOR-
9/25/24 Call	BOA	Receive	BBA	2.055	9/23/19 USD	250,000	962,500	(1,080,265)

Six-
Month
Interest Rate			PLN-
Swap maturing			WIBOR-
5/30/24 Put	GSCOI	Pay	WIBO	2.095	5/28/19 PLN	99,000	109,712	(33,121)

Six-
Month
Interest Rate			PLN-
Swap maturing			WIBOR-
5/30/24 Call	GSCOI	Receive	WIBO	2.095	5/28/19 PLN	99,000	109,713	(190,617)

Six-
Interest Rate			Month
Swap maturing			EUR
9/17/67 Put	JPM	Pay	EURIBOR	3.100	9/15/37 EUR	200,000	19,261,235	(12,618,943)

43        OPPENHEIMER INTERNATIONAL BOND FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

Over-the-Counter Interest Rate Swaptions Written (Continued)

Description	Counter- party	Pay/ Receive Floating Rate	Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000’s)	Premiums Received	Value

			Six-
Interest Rate			Month
Swap maturing			EUR
8/12/29 Put	JPM	Pay	EURIBOR	0.868%	8/8/19	EUR 375,000	$1,992,312	$(528,403)

			Three-
			Month
Interest Rate			USD-
Swap maturing			LIBOR-
9/5/24 Call	JPM	Receive	BBA	2.400	9/3/19	USD 250,000	1,050,000	(2,787,665)

			Three-
			Month
Interest Rate			USD-
Swap maturing			LIBOR-
9/6/24 Call	JPM	Receive	BBA	2.400	9/4/19	USD 250,000	1,050,000	(2,794,093)

			MAX
			[((CMS10
			minus
			CMS2)
			minus
Interest Rate Cap			0.52%),
maturing 2/22/21			0.00%]
Put	MSCO	Pay	* 10	52.000	2/25/21	USD 60,000	456,000	(562,800)

			MAX
			[(0.02%
			minus
			(CMS10
			minus
Interest Rate Floor			CMS2)),
maturing 2/22/21			0.00%]
Call	MSCO	Pay	* 10	0.020	2/25/21	USD 60,000	660,000	(348,000)

			Three-
			Month
Interest Rate			USD-
Swap maturing			LIBOR-
5/3/24 Call	NOM	Receive	BBA	2.346	5/1/19	USD 275,000	440,000	(1,489,587)

Total Over-the-Counter Interest Rate Swaptions Written							$30,644,126	$(31,877,106)

Glossary:
Counterparty Abbreviations
BAC	Barclays Bank plc
BNP	BNP Paribas
BOA	Bank of America NA
CITNA-B	Citibank NA
DEU	Deutsche Bank AG
GSCOI	Goldman Sachs International
GSCO-OT	Goldman Sachs Bank USA
HSBC	HSBC Bank USA NA
JPM	JPMorgan Chase Bank NA
MOS	Morgan Stanley & Co., Inc.
MSCO	Morgan Stanley Capital Services, Inc.

44        OPPENHEIMER INTERNATIONAL BOND FUND

Counterparty Abbreviations (Continued)
NOM	Nomura Global Financial Products, Inc.
RBC	RBC Dominion Securities
SCB	Standard Chartered Bank
SIB	Banco Santander SA
UBS	UBS AG

Currency abbreviations indicate amounts reporting in currencies
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
CNH	Offshore Chinese Renminbi
EGP	Egyptian Pounds
EUR	Euro
GBP	British Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Nuevo Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian New Sol
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	New Turkish Lira
UYU	Uruguay Peso
ZAR	South African Rand

Definitions
BADLARPP	Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days
BANXICO	Banco de Mexico
BA CDOR	Canada Bankers Acceptances Deposit Offering Rate
BBA	British Bankers’ Association London
BBSW3M	ASX Australian Bank Bill Short Term Rates 3 Month Mid
BBSW6M	ASX Australian Bank Bill Short Term Rates 6 Month Mid
BP0003M	ICE LIBOR GBP 3 Month
BP0006M	ICE LIBOR GBP 6 Month
BPSW5	GBP Swap 5 Year
BUBOR	Budapest Interbank Offered Rate
BUBOR06M	Budapest Interbank Offered Rate 6 Month
BUND	German Federal Obligation
BZDI	Brazil Interbank Deposit Rate

45        OPPENHEIMER INTERNATIONAL BOND FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

Definitions (Continued)
CDOR03	Canada Bankers Acceptances 3 Months
CDX.NA.HY.31	Markit CDX North American High Yield
CDX.EM.31	Markit CDX Emerging Markets Index
CMS10	10 Year ISDA Swap Floating Rate Option
CMS2	2 Year ISDA Swap Floating Rate Option
COOVIBR	Colombia IBR Overnight Nominal Interbank Reference Rate
CPI EXT	Excluding Tobacco Consumer Price Index
EUR003M	EURIBOR 3 Month ACT/360
EUR006M	EURIBOR 6 Month ACT/360
EURIBOR	Euro Interbank Offered Rate
EUSA5	EUR Swap Annual 5 Year
EUSA8	EUR Swap Annual 8 Year
EUSA10	EUR Swap Annual 10 Year
EUSA11	EUR Swap Annual 11 Year
EUSA12	EUR Swap Annual 12 Year
FBIL	Financial Benchmarks India Private Ltd.
GUKG5	UK Government Bonds 5 Year Note Generic Bid Yield
H15T10Y	US Treasury Yield Curve Rate T Note Constant Maturity 10 Year
H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
IBR	Indicador Bancario de Referencia
ICE LIBOR	Intercontinental Exchange London Interbank Offered Rate
iTraxx Europe
Crossover Series 24
Version 1	Credit Default Swap Trading Index for a Specific Basket of Securities
iTraxx Europe
Crossover Series 30
Version 2	Credit Default Swap Trading Index for a Specific Basket of Securities
JIBA3M	South Africa Johannesburg Interbank Agreed Rate 3 Month
JIBAR SAFEX	South Africa Johannesburg Interbank Agreed Rate/Futures Exchange
KWCDC	South Korean Won Index
LIBOR	London Interbank Offered Rate
MIBOR	Mumbai Interbank Offered Rate
OIS	Overnight Index Swap
S&P	Standard & Poor’s
SORF6M	Association of Banks in Singapore Swap Offer Rate Fixing 6 Month
TIIE	Interbank Equilibrium Interest Rate
TNA	Non-Deliverable CLP Camara
US0003M	ICE LIBOR USD 3 Month
US0006M	ICE LIBOR USD 6 Month
USISDA05	USD ICE Swap Rate 11:00am NY 5 Year
USSW5	USD Swap Semi 30/360 5 Year
WIBOR WIBO	Poland Warsaw Interbank Offer Bid Rate

See accompanying Notes to Consolidated Financial Statements.

46        OPPENHEIMER INTERNATIONAL BOND FUND

CONSOLIDATED STATEMENT OF

ASSETS AND LIABILITIES March 31, 2019 Unaudited

Assets

Investments, at value—see accompanying consolidated statement of investments:
Unaffiliated companies (cost $4,719,701,685)	$4,518,213,235
Affiliated companies (cost $197,758,769)	197,711,379

4,715,924,614
Cash	33,839,078
Cash—foreign currencies (cost $3,830,393)	3,668,691
Cash used for collateral on futures	7,664,000
Cash used for collateral on OTC derivatives	5,690,000
Cash used for collateral on centrally cleared swaps	16,387,482
Unrealized appreciation on forward currency exchange contracts	70,688,228
Swaps, at value (net premiums received $1,053,728)	4,405,636
Centrally cleared swaps, at value (premiums paid $5,005,009)	23,840,706
Receivables and other assets:
Investments sold (including $6,500,688 sold on a when-issued or delayed delivery basis)	283,358,267
Interest and dividends	67,813,111
Shares of beneficial interest sold	4,546,179
Variation margin receivable	324,779
Other	612,159

Total assets	5,238,762,930
Liabilities
Unrealized depreciation on forward currency exchange contracts	74,536,724
Options written, at value (premiums received $118,912,253)	102,037,802
Swaps, at value (premiums received $7,109,122)	9,569,595
Centrally cleared swaps, at value (net premiums received $968,590)	13,559,466
Swaptions written, at value (premiums received $32,010,629)	32,696,460
Payables and other liabilities:
Investments purchased (including $15,713,000 purchased on a when-issued or delayed delivery basis)	139,946,748
Shares of beneficial interest redeemed	10,666,985
Dividends	1,212,088
Trustees’ compensation	402,182
Distribution and service plan fees	290,805
Foreign capital gains tax	124,013
Shareholder communications	20,539
Variation margin payable	11,226
Other	1,266,434

Total liabilities	386,341,067
Net Assets	$4,852,421,863

Composition of Net Assets
Par value of shares of beneficial interest	$888,189
Additional paid-in capital	5,466,949,120
Total accumulated loss	(615,415,446)

Net Assets	$4,852,421,863

47        OPPENHEIMER INTERNATIONAL BOND FUND

CONSOLIDATED STATEMENT OF

ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share
Class A Shares:

Net asset value and redemption price per share (based on net assets of $983,275,207 and 179,863,673 shares of beneficial interest outstanding)	$5.47

Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$5.74

Class C Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $262,993,648 and 48,286,374 shares of beneficial interest outstanding)	$5.45

Class I Shares:

Net asset value, redemption price and offering price per share (based on net assets of $1,120,042,610 and 205,136,222 shares of beneficial interest outstanding)	$5.46

Class R Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $108,696,018 and 19,941,059 shares of beneficial interest outstanding)	$5.45

Class Y Shares:

Net asset value, redemption price and offering price per share (based on net assets of $2,377,414,380 and 434,961,807 shares of beneficial interest outstanding)	$5.47

See accompanying Notes to Consolidated Financial Statements.

48        OPPENHEIMER INTERNATIONAL BOND FUND

CONSOLIDATED STATEMENT OF

OPERATIONS For the Six Months Ended March 31, 2019 Unaudited

Investment Income
Interest (net of foreign withholding taxes of $1,227,925)	$152,828,309
Dividends—Affiliated Companies	2,683,630

Total investment income	155,511,939
Expenses
Management fees	13,409,034
Distribution and service plan fees:
Class A	1,255,414
Class C	1,362,827
Class R	277,991
Transfer and shareholder servicing agent fees:
Class A	867,530
Class C	231,951
Class I	168,801
Class R	94,909
Class Y	2,061,006
Shareholder communications:
Class A	12,530
Class C	3,081
Class I	1,519
Class R	125
Class Y	25,187
Custodian fees and expenses	500,443
Trustees’ compensation	72,181
Borrowing fees	71,195
Other	349,233

Total expenses	20,764,957
Less reduction to custodian expenses	(105,467)
Less waivers and reimbursements of expenses	(224,571)

Net expenses	20,434,919
Net Investment Income	135,077,020

49        OPPENHEIMER INTERNATIONAL BOND FUND

CONSOLIDATED STATEMENT OF

OPERATIONS Unaudited / Continued

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions in unaffiliated companies (net of foreign capital gains tax of $195,722)	$(132,413,175)
Option contracts written	60,483,563
Futures contracts	(39,197,271)
Foreign currency transactions	(3,836,730)
Forward currency exchange contracts	(150,554,957)
Swap contracts	3,986,376
Swaption contracts written	(24,622,140)

Net realized loss	(286,154,334)
Net change in unrealized appreciation/(depreciation) on:
Investment transactions in:
Unaffiliated companies (net of foreign capital gains tax of $124,013)	168,677,206
Affiliated companies	(47,390)
Translation of assets and liabilities denominated in foreign currencies	3,715,676
Forward currency exchange contracts	69,235,343
Futures contracts	(7,187,293)
Option contracts written	34,766,466
Swap contracts	17,337,794
Swaption contracts written	(7,056,797)

Net change in unrealized appreciation/(depreciation)	279,441,005
Net Increase in Net Assets Resulting from Operations	$128,363,691

See accompanying Notes to Consolidated Financial Statements.

50        OPPENHEIMER INTERNATIONAL BOND FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018[1]
Operations
Net investment income	$135,077,020	$249,387,859
Net realized gain (loss)	(286,154,334)	49,393,784
Net change in unrealized appreciation/(depreciation)	279,441,005	(546,567,656)
Net increase (decrease) in net assets resulting from operations	128,363,691	(247,786,013)
Dividends and/or Distributions to Shareholders
Dividends and distributions declared:
Class A	(27,721,840)	(27,440,410)
Class B2	—	(38,410)
Class C	(6,386,481)	(6,338,822)
Class I	(32,599,707)	(31,579,039)
Class R	(2,893,151)	(2,664,591)
Class Y	(68,807,924)	(62,572,404)
Total dividends and distributions declared	(138,409,103)	(130,633,676)
Tax return of capital distribution:
Class A	—	(24,741,533)
Class B2	—	(34,633)
Class C	—	(5,715,373)
Class I	—	(28,473,110)
Class R	—	(2,402,517)
Class Y	—	(56,418,149)
Total return of capital distribution	—	(117,785,315)
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(98,438,537)	(98,153,512)
Class B2	—	(6,285,572)
Class C	(28,482,304)	(50,277,315)
Class I	(279,620,921)	322,995,519
Class R	(8,852,932)	(3,074,235)
Class Y	(216,248,940)	496,898,414
Total beneficial interest transactions	(631,643,634)	662,103,299
Net Assets
Total increase (decrease)	(641,689,046)	165,898,295
Beginning of period	5,494,110,909	5,328,212,614
End of period	$4,852,421,863	$5,494,110,909

1. Prior period amounts have been conformed to current year presentation. See Notes to Consolidated Financial Statements, Note 2 — New Accounting Pronouncements for further details.

2. Effective June 1, 2018, all Class B shares converted to Class A shares.

See accompanying Notes to Consolidated Financial Statements.

51        OPPENHEIMER INTERNATIONAL BOND FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

Class A	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Per Share Operating Data
Net asset value, beginning of period	$5.47	$5.95	$5.95	$5.62	$6.01	$6.09

Income (loss) from investment operations:
Net investment income[1]	0.14	0.25	0.23	0.22	0.18	0.19
Net realized and unrealized gain (loss)	0.01	(0.48)	0.03	0.33	(0.39)	(0.08)

Total from investment operations	0.15	(0.23)	0.26	0.55	(0.21)	0.11

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.15)	(0.13)	(0.10)	(0.10)	(0.14)	(0.07)
Distributions from net realized gain	0.00	0.00	0.00	0.00	0.00	(0.00)[2]
Tax return of capital distribution	0.00	(0.12)	(0.16)	(0.12)	(0.04)	(0.12)

Total dividends and/or distributions to shareholders	(0.15)	(0.25)	(0.26)	(0.22)	(0.18)	(0.19)

Net asset value, end of period	$5.47	$5.47	$5.95	$5.95	$5.62	$6.01

Total Return, at Net Asset Value[3]	2.93%	(4.20)%	4.67%	9.95%	(3.57)%	1.86%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$983,275	$1,082,539	$1,280,770	$1,611,584	$2,010,994	$3,104,220

Average net assets (in thousands)	$1,022,897	$1,215,253	$1,391,397	$1,753,796	$2,556,904	$4,022,858

Ratios to average net assets:[4]
Net investment income	5.30%	4.31%	3.94%	3.78%	3.03%	3.16%
Expenses excluding specific expenses listed below	1.00%	1.01%	1.05%	1.05%	1.02%	1.02%
Interest and fees from borrowings	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%

Total expenses[6]	1.00%	1.01%	1.05%	1.05%	1.02%	1.02%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.99%	0.99%	1.02%	1.03%	1.02%[7]	1.02%[7]

Portfolio turnover rate	57%	115%	96%	128%	111%	108%

52        OPPENHEIMER INTERNATIONAL BOND FUND

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Less than 0.005%.

6. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended March 31, 2019	1.00%
Year Ended September 30, 2018	1.02%
Year Ended September 30, 2017	1.06%
Year Ended September 30, 2016	1.05%
Year Ended September 30, 2015	1.02%
Year Ended September 30, 2014	1.02%

7. Waiver was less than 0.005%.

See accompanying Notes to Consolidated Financial Statements.

53        OPPENHEIMER INTERNATIONAL BOND FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS Continued

Class C	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Per Share Operating Data
Net asset value, beginning of period	$5.45	$5.93	$5.92	$5.60	$5.99	$6.07

Income (loss) from investment operations:
Net investment income[1]	0.12	0.21	0.18	0.17	0.13	0.15
Net realized and unrealized gain (loss)	0.01	(0.48)	0.05	0.32	(0.38)	(0.08)

Total from investment operations	0.13	(0.27)	0.23	0.49	(0.25)	0.07

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.13)	(0.11)	(0.08)	(0.07)	(0.11)	(0.06)
Distributions from net realized gain	0.00	0.00	0.00	0.00	0.00	(0.00)[2]
Tax return of capital distribution	0.00	(0.10)	(0.14)	(0.10)	(0.03)	(0.09)

Total dividends and/or distributions to shareholders	(0.13)	(0.21)	(0.22)	(0.17)	(0.14)	(0.15)

Net asset value, end of period	$5.45	$5.45	$5.93	$5.92	$5.60	$5.99

Total Return, at Net Asset Value[3]	2.55%	(4.79)%	3.89%	8.97%	(4.31)%	1.13%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$262,994	$291,793	$369,679	$493,319	$585,788	$858,281

Average net assets (in thousands)	$273,470	$340,435	$414,939	$524,002	$713,793	$1,033,206

Ratios to average net assets:[4]
Net investment income	4.54%	3.56%	3.20%	3.04%	2.30%	2.45%
Expenses excluding specific expenses listed below	1.75%	1.76%	1.80%	1.80%	1.77%	1.74%
Interest and fees from borrowings	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%

Total expenses[6]	1.75%	1.76%	1.80%	1.80%	1.77%	1.74%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.74%	1.74%	1.77%	1.78%	1.77%[7]	1.74%[7]

Portfolio turnover rate	57%	115%	96%	128%	111%	108%

54        OPPENHEIMER INTERNATIONAL BOND FUND

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Less than 0.005%.

6. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended March 31, 2019	1.75%
Year Ended September 30, 2018	1.77%
Year Ended September 30, 2017	1.81%
Year Ended September 30, 2016	1.80%
Year Ended September 30, 2015	1.77%
Year Ended September 30, 2014	1.74%

7. Waiver was less than 0.005%.

See accompanying Notes to Consolidated Financial Statements.

55        OPPENHEIMER INTERNATIONAL BOND FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS Continued

Class I	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Per Share Operating Data
Net asset value, beginning of period	$5.46	$5.94	$5.94	$5.61	$6.00	$6.08

Income (loss) from investment operations:
Net investment income[1]	0.15	0.27	0.25	0.24	0.21	0.22
Net realized and unrealized gain (loss)	0.01	(0.48)	0.04	0.33	(0.39)	(0.08)

Total from investment operations	0.16	(0.21)	0.29	0.57	(0.18)	0.14

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.16)	(0.14)	(0.11)	(0.10)	(0.16)	(0.09)
Distributions from net realized gain	0.00	0.00	0.00	0.00	0.00	(0.00)[2]
Tax return of capital distribution	0.00	(0.13)	(0.18)	(0.14)	(0.05)	(0.13)

Total dividends and/or distributions to shareholders	(0.16)	(0.27)	(0.29)	(0.24)	(0.21)	(0.22)

Net asset value, end of period	$5.46	$5.46	$5.94	$5.94	$5.61	$6.00

Total Return, at Net Asset Value[3]	3.13%	(3.83)%	5.12%	10.45%	(3.16)%	2.32%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,120,043	$1,404,290	$1,194,372	$1,631,480	$1,154,225	$779,478

Average net assets (in thousands)	$1,125,418	$1,278,527	$1,327,997	$1,406,045	$918,521	$611,312

Ratios to average net assets:
[4] Net investment income	5.68%	4.71%	4.37%	4.28%	3.54%	3.58%
Expenses excluding specific expenses listed below	0.61%	0.60%	0.61%	0.60%	0.57%	0.56%
Interest and fees from borrowings	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%

Total expenses[6]	0.61%	0.60%	0.61%	0.60%	0.57%	0.56%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.60%	0.58%	0.59%	0.58%	0.57%[7]	0.56%[7]

Portfolio turnover rate	57%	115%	96%	128%	111%	108%

56        OPPENHEIMER INTERNATIONAL BOND FUND

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Less than 0.005%.

6. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended March 31, 2019	0.61%
Year Ended September 30, 2018	0.61%
Year Ended September 30, 2017	0.62%
Year Ended September 30, 2016	0.60%
Year Ended September 30, 2015	0.57%
Year Ended September 30, 2014	0.56%

7. Waiver was less than 0.005%.

See accompanying Notes to Consolidated Financial Statements.

57        OPPENHEIMER INTERNATIONAL BOND FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS Continued

Class R	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Per Share Operating Data
Net asset value, beginning of period	$5.45	$5.93	$5.93	$5.60	$5.99	$6.07

Income (loss) from investment operations:
Net investment income[1]	0.14	0.24	0.21	0.20	0.16	0.17
Net realized and unrealized gain (loss)	0.00[2]	(0.49)	0.04	0.33	(0.39)	(0.08)

Total from investment operations	0.14	(0.25)	0.25	0.53	(0.23)	0.09

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.14)	(0.12)	(0.09)	(0.09)	(0.12)	(0.07)
Distributions from net realized gain	0.00	0.00	0.00	0.00	0.00	(0.00)[2]
Tax return of capital distribution	0.00	(0.11)	(0.16)	(0.11)	(0.04)	(0.10)

Total dividends and/or distributions to shareholders	(0.14)	(0.23)	(0.25)	(0.20)	(0.16)	(0.17)

Net asset value, end of period	$5.45	$5.45	$5.93	$5.93	$5.60	$5.99

Total Return, at Net Asset Value[3]	2.80%	(4.47)%	4.41%	9.70%	(3.84)%	1.55%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$108,696	$117,668	$131,112	$146,479	$166,932	$216,721

Average net assets (in thousands)	$111,905	$125,233	$133,661	$149,525	$192,512	$234,841

Ratios to average net assets:[4]
Net investment income	5.05%	4.06%	3.67%	3.54%	2.81%	2.84%
Expenses excluding specific expenses listed below	1.25%	1.25%	1.30%	1.29%	1.27%	1.35%
Interest and fees from borrowings	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%

Total expenses[6]	1.25%	1.25%	1.30%	1.29%	1.27%	1.35%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.24%	1.23%	1.27%	1.27%	1.27%[7]	1.32%

Portfolio turnover rate	57%	115%	96%	128%	111%	108%

58        OPPENHEIMER INTERNATIONAL BOND FUND

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Less than 0.005%.

6. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended March 31, 2019	1.25%
Year Ended September 30, 2018	1.26%
Year Ended September 30, 2017	1.31%
Year Ended September 30, 2016	1.29%
Year Ended September 30, 2015	1.27%
Year Ended September 30, 2014	1.35%

7. Waiver was less than 0.005%.

See accompanying Notes to Consolidated Financial Statements.

59        OPPENHEIMER INTERNATIONAL BOND FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS Continued

Class Y	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Per Share Operating Data
Net asset value, beginning of period	$5.47	$5.95	$5.95	$5.61	$6.01	$6.09

Income (loss) from investment operations:
Net investment income[1]	0.15	0.26	0.24	0.23	0.20	0.21
Net realized and unrealized gain (loss)	0.00[2]	(0.48)	0.04	0.34	(0.41)	(0.08)

Total from investment operations	0.15	(0.22)	0.28	0.57	(0.21)	0.13

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.15)	(0.14)	(0.11)	(0.10)	(0.15)	(0.08)
Distributions from net realized gain	0.00	0.00	0.00	0.00	0.00	(0.00)[2]
Tax return of capital distribution	0.00	(0.12)	(0.17)	(0.13)	(0.04)	(0.13)

Total dividends and/or distributions to shareholders	(0.15)	(0.26)	(0.28)	(0.23)	(0.19)	(0.21)

Net asset value, end of period	$5.47	$5.47	$5.95	$5.95	$5.61	$6.01

Total Return, at Net Asset Value[3]	3.06%	(3.80)%	4.75%	10.42%	(3.50)%	2.14%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,377,414	$2,597,821	$2,345,993	$2,072,160	$2,781,868	$3,431,584

Average net assets (in thousands)	$2,430,237	$2,618,549	$2,088,382	$2,399,267	$3,128,046	$3,532,821

Ratios to average net assets:[4]
Net investment income	5.54%	4.56%	4.13%	4.03%	3.32%	3.43%
Expenses excluding specific expenses listed below	0.75%	0.76%	0.80%	0.80%	0.77%	0.74%
Interest and fees from borrowings	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%

Total expenses[6]	0.75%	0.76%	0.80%	0.80%	0.77%	0.74%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.74%	0.74%	0.77%	0.78%	0.77%[7]	0.74%[7]

Portfolio turnover rate	57%	115%	96%	128%	111%	108%

60        OPPENHEIMER INTERNATIONAL BOND FUND

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Less than 0.005%.

6. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended March 31, 2019	0.75%
Year Ended September 30, 2018	0.77%
Year Ended September 30, 2017	0.81%
Year Ended September 30, 2016	0.80%
Year Ended September 30, 2015	0.77%
Year Ended September 30, 2014	0.74%

7. Waiver was less than 0.005%.

See accompanying Notes to Consolidated Financial Statements.

61        OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO

CONSOLIDATED FINANCIAL STATEMENTS March 31, 2019 Unaudited

1. Organization

Oppenheimer International Bond Fund (the “Fund”) is a non-diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek total return. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

The Fund offers Class A, Class C, Class I, Class R and Class Y shares, and previously offered Class B shares for new purchase through June 29, 2012. Subsequent to that date, no new purchases of Class B shares were permitted. Reinvestment of dividend and/or capital gain distributions and exchanges of Class B shares into and from other Oppenheimer funds were permitted through May 31, 2018. Effective June 1, 2018 (the “Conversion Date”), all Class B shares converted to Class A shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C and Class R shares are sold, and Class B shares were sold, without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class R shares are sold only through retirement plans. Retirement plans that offer Class R shares may impose charges on those accounts. Class I and Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class I and Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, C and R shares have, and Class B shares had, separate distribution and/or service plans under which they pay, and Class B shares paid, fees. Class I and Class Y shares do not pay such fees. Previously issued Class B shares automatically converted to Class A shares 72 months after the date of purchase.

The following is a summary of significant accounting policies followed in the Fund’s preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Basis for Consolidation. The Fund has established a Cayman Islands exempted company, Oppenheimer International Bond Fund (Cayman) Ltd. (the “Subsidiary”), which is wholly-owned and controlled by the Fund. The Fund and Subsidiary are both managed by the Manager. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary invests primarily in Regulation S Securities. Regulation S securities are securities of U.S. and non-U.S. issuers that are issued through private offerings without registration with the

62        OPPENHEIMER INTERNATIONAL BOND FUND

2. Significant Accounting Policies (Continued)

Securities and Exchange Commission pursuant to Regulation S under the Securities Act of 1933. The Fund applies its investment restrictions and compliance policies and procedures, on a look-through basis, to the Subsidiary.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated. At period end, the Fund owned 329,589 shares with net assets of $29,163,189 in the Subsidiary.

Other financial information at period end:

Total market value of investments*	$	—*
Net assets		$29,163,189
Net income (loss)		$418,998
Net realized gain (loss)		$(1,527,683)
Net change in unrealized appreciation/depreciation		$278,497

*At period end, the Subsidiary only held cash.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Value of investment securities, other assets and liabilities — at the exchange rates prevailing at market close as described in Note 3.

(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the values are presented at the foreign exchange rates at market close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments shown in the Consolidated Statement of Operations.

For securities, which are subject to foreign withholding tax upon disposition, realized and unrealized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

63        OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO

CONSOLIDATED FINANCIAL STATEMENTS Unaudited / Continued

2. Significant Accounting Policies (Continued)

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. GAAP, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually or at other times as determined necessary by the Manager.

The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, and capital gains taxes on foreign investments, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income, if any, is recognized on an accrual basis. Discount and premium, which are included in interest income on the Consolidated Statement of Operations, are amortized or accreted daily.

Custodian Fees. “Custodian fees and expenses” in the Consolidated Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former Trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state

64        OPPENHEIMER INTERNATIONAL BOND FUND

2. Significant Accounting Policies (Continued)

jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. The Fund has analyzed its tax positions for the fiscal year ended September 30, 2018, including open tax years, and does not believe there are any uncertain tax positions requiring recognition in the Fund’s financial statements.

Subchapter M requires, among other things, that at least 90% of the Fund’s gross income be derived from securities or derived with respect to its business of investing in securities (typically referred to as “qualifying income”). Income from commodity-linked derivatives may not be treated as “qualifying income” for purposes of the 90% gross income requirement. The Internal Revenue Service (IRS) has previously issued a number of private letter rulings which conclude that income derived from commodity index-linked notes and investments in a wholly-owned subsidiary will be “qualifying income.” As a result, the Fund will gain exposure to commodities through commodity-linked notes and its wholly-owned subsidiary.

The IRS has suspended the granting of private letter rulings pending further review. As a result, there can be no assurance that the IRS will not change its position with respect to commodity-linked notes and wholly-owned subsidiaries. In addition, future legislation and guidance from the Treasury and the IRS may adversely affect the fund’s ability to gain exposure to commodities through commodity-linked notes and its wholly-owned subsidiary.

The Fund is required to include in income for federal income tax purposes all of the subsidiary’s net income and gains whether or not such income is distributed by the subsidiary. Net income and gains from the subsidiary are generally treated as ordinary income by the Fund, regardless of the character of the subsidiary’s underlying income. Net losses from the subsidiary do not pass through to the Fund for federal income tax purposes.

During the fiscal year ended September 30, 2018, the Fund utilized $50,756,055 of capital loss carryforwards to offset capital gains realized in that fiscal year. The Fund had post-October foreign currency losses of $111,596,942 and straddle losses of $869,892 which were deferred. Capital losses will be carried forward to future years if not offset by gains.

At period end, it is estimated that the capital loss carryforwards would be $523,203,033, which will not expire. The estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the reporting period, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains are determined in accordance with federal income tax requirements, which may differ from the character of net investment income or net realized gains presented in those financial statements in accordance with U.S. GAAP. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted in the following table. The primary difference between book

65        OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO

CONSOLIDATED FINANCIAL STATEMENTS Unaudited / Continued

2. Significant Accounting Policies (Continued)

and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$4,920,702,497
Federal tax cost of other investments	(314,485,330)

Total federal tax cost	$4,606,217,167

Gross unrealized appreciation	$265,610,979
Gross unrealized depreciation	(449,875,576)

Net unrealized depreciation	$(184,264,597)

Certain foreign countries impose a tax on capital gains which is accrued by the Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

New Accounting Pronouncements. In March 2017, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”), ASU 2017-08. This provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Manager has evaluated the impacts of these changes on the financial statements and there are no material impacts.

During August 2018, the Securities and Exchange Commission (the “SEC”) issued Final Rule Release No. 33-10532 (the “Rule”), Disclosure Update and Simplification. The rule amends certain financial statement disclosure requirements to conform to U.S. GAAP. The amendments to Rule 6-04.17 of Regulation S-X (balance sheet) remove the requirement to separately state the book basis components of net assets: undistributed (over-distribution of) net investment income (“UNII”), accumulated undistributed net realized gains (losses), and net unrealized appreciation (depreciation) at the balance sheet date. Instead, consistent with U.S. GAAP, funds will be required to disclose total distributable earnings. The amendments to Rule 6-09 of Regulation S-X (statement of changes in net assets) remove the requirement to separately state the sources of distributions paid. Instead, consistent with U.S. GAAP, funds will be required to disclose the total amount of distributions paid, except that any tax return of capital must be separately disclosed. The amendments also remove the requirement to parenthetically state the book basis amount of UNII on the statement of changes in net assets. The requirements of the Rule were effective November 5, 2018, and the Fund’s Statement of Assets and Liabilities and Statement of Changes in Net Assets for the current reporting period have been modified accordingly. In addition, certain amounts within the Fund’s Statement of

66        OPPENHEIMER INTERNATIONAL BOND FUND

2. Significant Accounting Policies (Continued)

Changes in Net Assets for the prior fiscal period have been modified to conform to the Rule.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange” or “NYSE”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable

67        OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO

CONSOLIDATED FINANCIAL STATEMENTS Unaudited / Continued

3. Securities Valuation (Continued)

securities, the credit quality, yield, maturity, as well as other appropriate factors.

Structured securities, swaps, swaptions, and other over-the-counter derivatives are valued utilizing evaluated prices obtained from third party pricing services or broker-dealers. Standard inputs generally considered by third-party pricing vendors include market information relevant to the underlying reference asset such as the price of financial instruments, stock market indices, foreign currencies, interest rate spreads, commodities, credit spreads, credit event probabilities, index values, individual security values, forward interest rates, variable interest rates, volatility measures, and forward currency rates, or the occurrence of other specific events.

Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from third party pricing services. When the settlement date of a contract is an interim date for which a quotation is not available, interpolated values are derived using the nearest dated forward currency rate.

Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

68        OPPENHEIMER INTERNATIONAL BOND FUND

3. Securities Valuation (Continued)

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts that are included in the Fund’s Consolidated Statement of Assets and Liabilities at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Mortgage-Backed Obligations	$—	$180,199,480	$—	$180,199,480
U.S. Government Obligations	—	114,104,608	—	114,104,608
Foreign Government Obligations	—	2,826,573,177	—	2,826,573,177
Corporate Bonds and Notes	—	1,034,304,259	166,902	1,034,471,161
Common Stock	—	—	—	—
Structured Securities	—	17,871,039	361,439	18,232,478
Short-Term Notes	—	228,371,034	—	228,371,034
Exchange-Traded Option Purchased	190,697	—	—	190,697
Over-the-Counter Options Purchased	—	56,182,721	—	56,182,721
Over-the-Counter Credit Default
Swaptions Purchased	—	931,165	—	931,165
Over-the-Counter Interest Rate Swaptions Purchased	—	58,956,714	—	58,956,714
Investment Companies	194,658,769	3,052,610	—	197,711,379

Total Investments, at Value	194,849,466	4,520,546,807	528,341	4,715,924,614
Other Financial Instruments:
Swaps, at value	—	4,405,636	—	4,405,636
Centrally cleared swaps, at value	—	23,840,706	—	23,840,706

69        OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO

CONSOLIDATED FINANCIAL STATEMENTS Unaudited / Continued

3. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Other Financial Instruments:
Forward currency exchange contracts	$—	$70,688,228	$—	$70,688,228

Total Assets	$194,849,466	$4,619,481,377	$528,341	$4,814,859,184

Liabilities Table
Other Financial Instruments:
Forward currency exchange contracts	$—	$(74,536,724)	$—	$(74,536,724)
Futures contracts	(2,036,394)	—	—	(2,036,394)
Exchange-Traded options written, at value	(33,652)	—	—	(33,652)
Over-the-Counter options written, at value	—	(102,004,150)	—	(102,004,150)
Centrally Cleared swaps, at value	—	(13,559,466)	—	(13,559,466)
Swaps, at value	—	(9,569,595)	—	(9,569,595)
Swaptions written, at value	—	(32,696,460)	—	(32,696,460)

Total Liabilities	$(2,070,046)	$(232,366,395)	$—	$(234,436,441)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

For the reporting period, there were no transfers between levels.

4. Investments and Risks

Risks of Foreign Investing. The Fund may invest in foreign securities which are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse

70        OPPENHEIMER INTERNATIONAL BOND FUND

4. Investments and Risks (Continued)

events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to limited or no regulatory oversight.

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager or an affiliate of the Manager (“Affiliated Funds”). Affiliated Funds are management investment companies registered under the 1940 Act, as amended. Unless otherwise stated, the Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Consolidated Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Investment in OFI Carlyle Private Credit Fund. The Fund is permitted to invest in OFI Carlyle Private Credit Fund (“Carlyle Fund”), a closed-end management investment company that is operated as an interval fund. OC Private Capital, LLC, a joint venture between the Sub-Adviser and Carlyle Investment Management LLC, is the investment adviser of Carlyle Fund. Carlyle Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. The investment objective of Carlyle Fund is to produce current income.The Fund is subject to its proportional share of Carlyle Fund’s expenses, including management fees and incentive fees.The Manager will waive fees and/or reimburse Fund expenses in the amount of indirect management fees paid by the Fund to Carlyle Fund, net of management fee waivers and/or reimbursements received from Carlyle Fund.

Carlyle Fund reports its net asset value per share (“NAV”) monthly and offers its shares monthly, at the then-current NAV. Carlyle Fund conducts quarterly repurchase offers for a limited amount of its shares; the Fund does not have the right to redeem its shares of Carlyle Fund daily or at will. The Fund’s investment in Carlyle Fund may expose the Fund to liquidity

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4. Investments and Risks (Continued)

risk, meaning that the Fund could be adversely affected by its inability to dispose of its investment in Carlyle Fund at a fair price or advantageous time, and/or may be less able to take advantage of other market opportunities due to its position in Carlyle Fund.

Structured Securities. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note’s market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Consolidated Statement of Operations. The Fund records a realized gain or loss when a structured security is sold or matures.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$15,713,000
Sold securities	6,500,688

Restricted Securities. At period end, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Consolidated Statement of Investments. Restricted securities are reported on a schedule following the Consolidated

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4. Investments and Risks (Continued)

Statement of Investments.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the

Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest and/or principal payment.

Information concerning securities not accruing interest at period end is as follows:

Cost	$20,727,553
Market Value	$11,037,118
Market Value as % of Net Assets	0.23%

Sovereign Debt Risk. The Fund invests in sovereign debt securities, which are subject to certain special risks. These risks include, but are not limited to, the risk that a governmental entity may delay or refuse, or otherwise be unable, to pay interest or repay the principal on its sovereign debt. There may also be no legal process for collecting sovereign debt that a government does not pay or bankruptcy proceedings through which all or part of such sovereign debt may be collected. In addition, a restructuring or default of sovereign debt may also cause additional impacts to the financial markets, such as downgrades to credit ratings, reduced liquidity and increased volatility, among others.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and

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CONSOLIDATED FINANCIAL STATEMENTS Unaudited / Continued

5. Market Risk Factors (Continued)

principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Use of Derivatives

The Fund’s investment objective not only permits the Fund to purchase investment securities, it also allows the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, variance swaps and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. These instruments may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors. Such contracts may be entered into through a bilateral over-the-counter (“OTC”) transaction, or through a securities or futures exchange and cleared through a clearinghouse.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost due to changes in the market risk factors and the overall market. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in

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6. Use of Derivatives (Continued)

losses for the combined or hedged positions. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

The Fund’s actual exposures to these market risk factors and associated risks during the period are discussed in further detail, by derivative type, below.

Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date. Such contracts are traded in the OTC inter-bank currency dealer market.

Forward contracts are reported on a schedule following the Consolidated Statement of Investments. The unrealized appreciation (depreciation) is reported in the Consolidated Statement of Assets and Liabilities as a receivable (or payable) and in the Consolidated Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Consolidated Statement of Operations.

The Fund may enter into forward foreign currency exchange contracts in order to decrease exposure to foreign exchange rate risk associated with either specific transactions or portfolio instruments or to increase exposure to foreign exchange rate risk.

During the reporting period, the Fund had daily average contract amounts on forward contracts to buy and sell of $5,078,808,088 and $6,394,686,782, respectively.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty to a forward contract will default and fail to perform its obligations to the Fund.

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity, financial instrument or currency at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts. Futures contracts and options thereon are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value in an account registered in the futures commission merchant’s name. Subsequent payments (variation margin) are paid to or from the futures commission merchant each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains

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CONSOLIDATED FINANCIAL STATEMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

and losses. Should the Fund fail to make requested variation margin payments, the futures commission merchant can gain access to the initial margin to satisfy the Fund’s payment obligations.

Futures contracts are reported on a schedule following the Consolidated Statement of Investments. Securities held by a futures commission merchant to cover initial margin requirements on open futures contracts are noted in the Consolidated Statement of Investments. Cash held by a futures commission merchant to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Consolidated Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Consolidated Statement of Operations. Realized gains (losses) are reported in the Consolidated Statement of Operations at the closing or expiration of futures contracts.

The Fund may purchase and/or sell financial futures contracts and options on futures contracts to gain exposure to, or decrease exposure to interest rate risk, equity risk, foreign exchange rate risk, volatility risk, or commodity risk.

During the reporting period, the Fund had an ending monthly average market value of $109,430,964 and $757,940,221 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Option Activity

The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security, currency or other underlying financial instrument at a fixed price, upon exercise of the option.

Options can be traded through an exchange or through a privately negotiated arrangement with a dealer in an OTC transaction. Options traded through an exchange are generally cleared through a clearinghouse (such as The Options Clearing Corporation). The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Consolidated Statement of Operations. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Consolidated Statement of Operations.

Foreign Currency Options. The Fund may purchase or write call and put options on currencies to increase or decrease exposure to foreign exchange rate risk. A purchased call, or written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price. A purchased put, or written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

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6. Use of Derivatives (Continued)

Interest Rate Options. The Fund may purchase or write call and put options on treasury and/or euro futures to increase or decrease exposure to interest rate risk. A purchased call or written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price. A purchased put or written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

Index/Security Options. The Fund may purchase or write call and put options on individual equity securities and/or equity indexes to increase or decrease exposure to equity risk. A purchased call or written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price. A purchased put or written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

During the reporting period, the Fund had an ending monthly average market value of $42,407,082 and $11,046,089 on purchased call options and purchased put options, respectively.

Options written, if any, are reported in a schedule following the Consolidated Statement of Investments and as a liability in the Consolidated Statement of Assets and Liabilities. Securities held in collateral accounts to cover potential obligations with respect to outstanding written options are noted in the Consolidated Statement of Investments.

The risk in writing a call option is the market price of the underlying security increasing above the strike price and the option being exercised. The Fund must then purchase the underlying security at the higher market price and deliver it for the strike price or, if it owns the underlying security, deliver it at the strike price and forego any benefit from the increase in the price of the underlying security above the strike price. The risk in writing a put option is the market price of the underlying security decreasing below the strike price and the option being exercised. The Fund must then purchase the underlying security at the strike price when the market price of the underlying security is below the strike price. Alternatively, the Fund could also close out a written option position, in which case the risk is that the closing transaction will require a premium to be paid by the Fund that is greater than the premium the Fund received. When writing options, the Fund has the additional risk that there may be an illiquid market where the Fund is unable to close the contract. The risk in buying an option is that the Fund pays a premium for the option, and the option may be worth less than the premium paid or expire worthless.

During the reporting period, the Fund had an ending monthly average market value of $16,957,013 and $89,405,478 on written call options and written put options, respectively.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Swap Contracts

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, the price or volatility of asset or non-asset references, or the occurrence of a credit event, over a specified period. Swaps can be

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CONSOLIDATED FINANCIAL STATEMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

executed in a bi-lateral privately negotiated arrangement with a dealer in an OTC transaction (“OTC swaps”) or executed on a regulated market. Certain swaps, regardless of the venue of their execution, are required to be cleared through a clearinghouse (“centrally cleared swaps”). Swap contracts may include interest rate, equity, debt, index, total return, credit default, currency, and volatility swaps.

Swap contracts are reported on a schedule following the Consolidated Statement of Investments. The values of centrally cleared swap and OTC swap contracts are aggregated by positive and negative values and disclosed separately on the Consolidated Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund, if any, at termination or settlement. The net change in this amount during the period is included on the Consolidated Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Consolidated Statement of Operations.

Swap contract agreements are exposed to the market risk factor of the specific underlying reference rate or asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps have embedded leverage, they can expose the Fund to substantial risk in the isolated market risk factor.

Credit Default Swap Contracts. A credit default swap is a contract that enables an investor to buy or sell protection against a defined-issuer credit event, such as the issuer’s failure to make timely payments of interest or principal on a debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a corporate issuer, sovereign issuer, or a basket or index of issuers (the “reference asset”).

The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

If there is a credit event, the buyer of protection can exercise its rights under the contract

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6. Use of Derivatives (Continued)

and receive a payment from the seller of protection equal to the notional amount of the swap less the market value of specified debt securities issued by the reference asset. Upon exercise of the contract the difference between such value and the notional amount is recorded as realized gain (loss) and is included on the Consolidated Statement of Operations.

The Fund may purchase or sell credit protection through credit default swaps to increase or decrease exposure to the credit risk of individual issuers and/or indexes of issuers that are either unavailable or considered to be less attractive in the bond market.

The Fund has engaged in spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same reference asset but with different maturities. Spread curve trades attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.

For the reporting period, the Fund had ending monthly average notional amounts of $232,732,892 and $167,460,429 on credit default swaps to buy protection and credit default swaps to sell protection, respectively.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Interest Rate Swap Contracts. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified floating interest rate while the other is typically a fixed interest rate.

The Fund may enter into interest rate swaps in which it pays the fixed or floating interest rate in order to increase or decrease exposure to interest rate risk. Typically, if relative interest rates rise, floating payments under a swap agreement will be greater than the fixed payments.

For the reporting period, the Fund had ending monthly average notional amounts of $1,096,733,931 and $3,028,287,785 on interest rate swaps which pay a fixed rate and interest rate swaps which receive a fixed rate, respectively.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Total Return Swap Contracts. A total return swap is an agreement between counterparties to exchange periodic payments based on the value of asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate) and the other on the total return of a reference asset (such as a security or a basket of securities or securities index). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure than other types of swaps and can isolate and/or include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.

The Fund may enter into total return swaps to increase or decrease exposure to the credit risk of various indexes or basket of securities. These credit risk related total return swaps require the Fund to pay to, or receive payments from, the counterparty based on the movement of credit spreads of the related indexes or securities.

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CONSOLIDATED FINANCIAL STATEMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

For the reporting period, the Fund had ending monthly average notional amounts of $99,857,763 on total return swaps which are long the reference asset.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

At period end, the Fund had no total return swap agreements outstanding.

Swaption Transactions

The Fund may enter into a swaption contract which grants the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time. The purchaser pays a premium to the swaption writer who bears the risk of unfavorable changes in the preset terms on the underlying swap.

Purchased swaptions are reported as a component of investments in the Consolidated Statement of Investments and the Consolidated Statement of Assets and Liabilities. Written swaptions are reported on a schedule following the Consolidated Statement of Investments and their value is reported as a separate asset or liability line item in the Consolidated Statement of Assets and Liabilities. The net change in unrealized appreciation or depreciation on written swaptions is separately reported in the Consolidated Statement of Operations. When a swaption is exercised, the cost of the swap is adjusted by the amount of premium paid or received. Upon the expiration or closing of an unexercised swaption contract, a gain or loss is reported in the Consolidated Statement of Operations for the amount of the premium paid or received.

The Fund generally will incur a greater risk when it writes a swaption than when it purchases a swaption. When the Fund writes a swaption it will become obligated, upon exercise of the swaption, according to the terms of the underlying agreement. Swaption contracts written by the Fund do not give rise to counterparty credit risk prior to exercise as they obligate the Fund, not its counterparty, to perform. When the Fund purchases a swaption it only risks losing the amount of the premium it paid if the swaption expires unexercised. However, when the Fund exercises a purchased swaption there is a risk that the counterparty will fail to perform or otherwise default on its obligations under the swaption contract.

The Fund may purchase swaptions which give it the option to enter into an interest rate swap in which it pays a floating or fixed interest rate and receives a fixed or floating interest rate in order to increase or decrease exposure to interest rate risk. Purchasing the fixed portion of this swaption becomes more valuable as the reference interest rate decreases relative to the preset interest rate. Purchasing the floating portion of this swaption becomes more valuable as the reference interest rate increases relative to the preset interest rate.

The Fund may purchase swaptions which give it the option to buy or sell credit protection through credit default swaps in order to decrease or increase exposure to the credit risk of individual issuers and/ or indexes of issuers. A swaption selling protection becomes more valuable as the likelihood of a credit event on the reference asset decreases. A swaption buying protection becomes more valuable as the likelihood of a credit event on the reference asset increases.

The Fund may write swaptions which give it the obligation, if exercised by the purchaser, to enter into an interest rate swap in which it pays a fixed or floating interest rate and receives

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6. Use of Derivatives (Continued)

a floating or fixed interest rate in order to increase or decrease exposure to interest rate risk. A written swaption paying a fixed rate becomes more valuable as the reference interest rate increases relative to the preset interest rate. A written swaption paying a floating rate becomes more valuable as the reference interest rate decreases relative to the preset interest rate.

The Fund may write swaptions which give it the obligation, if exercised by the purchaser, to sell or buy credit protection through credit default swaps in order to increase or decrease exposure to the credit risk of individual issuers and/or indexes of issuers. A written swaption selling protection becomes more valuable as the likelihood of a credit event on the reference asset decreases. A written swaption buying protection becomes more valuable as the likelihood of a credit event on the reference asset increases.

During the reporting period, the Fund had an ending monthly average market value of $67,561,691 and $49,902,639 on purchased and written swaptions, respectively.

Counterparty Credit Risk. Derivative positions are subject to the risk that the counterparty will not fulfill its obligation to the Fund. The Fund intends to enter into derivative transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. For OTC options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform.

To reduce counterparty risk with respect to OTC transactions, the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps, options, swaptions, and forward currency exchange contracts for each individual counterparty. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

At period end, the Fund has required certain counterparties to post collateral of $550,000.

ISDA master agreements include credit related contingent features which allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative

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CONSOLIDATED FINANCIAL STATEMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

The Fund’s risk of loss from counterparty credit risk on exchange-traded derivatives cleared through a clearinghouse and for centrally cleared swaps is generally considered lower than as compared to OTC derivatives. However, counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives and for centrally cleared swaps.

With respect to centrally cleared swaps, such transactions will be submitted for clearing, and if cleared, will be held in accounts at futures commission merchants or brokers that are members of clearinghouses. While brokers, futures commission merchants and clearinghouses are required to segregate customer margin from their own assets, in the event that a broker, futures commission merchant or clearinghouse becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker, futures commission merchant or clearinghouse for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s, futures commission merchant’s or clearinghouse’s customers, potentially resulting in losses to the Fund.

There is the risk that a broker, futures commission merchant or clearinghouse will decline to clear a transaction on the Fund’s behalf, and the Fund may be required to pay a termination fee to the executing broker with whom the Fund initially enters into the transaction. Clearinghouses may also be permitted to terminate centrally cleared swaps at any time. The Fund is also subject to the risk that the broker or futures commission merchant will improperly use the Fund’s assets deposited/paid as initial or variation margin to satisfy payment obligations of another customer. In the event of a default by another customer of the broker or futures commission merchant, the Fund might not receive its variation margin payments from the clearinghouse, due to the manner in which variation margin payments are aggregated for all customers of the broker/futures commission merchant.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker, futures commission merchant or clearinghouse for exchange-traded and cleared derivatives, including centrally cleared swaps. Brokers, futures commission merchants and clearinghouses can ask for margin in excess of the regulatory minimum, or increase the margin amount, in certain circumstances.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Consolidated Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Consolidated Statement of Investments. Generally, the amount of collateral due

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6. Use of Derivatives (Continued)

from or to a party must exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

The following table presents by counterparty the Fund’s OTC derivative assets net of the related collateral pledged by the Fund at period end:

		Gross Amounts Not Offset in the Consolidated Statement of Assets & Liabilities
Counterparty	Gross Amounts Not Offset in the Consolidated Statement of Assets & Liabilities*	Financial Instruments Available for Offset	Financial Instruments Collateral Received**	Cash Collateral Received**	Net Amount
Bank of America NA	$14,347,759	$(14,347,759)	$–	$–	$–
Barclays Bank plc	1,713,639	(1,713,639)	–	–	–
BNP Paribas	56,580	–	–	–	56,580
Citibank NA	23,656,375	(15,590,013)	–	–	8,066,362
Deutsche Bank AG	3,989,054	(3,989,054)	–	–	–
Goldman Sachs Bank USA	36,853,210	(36,853,210)	–	–	–
Goldman Sachs International	5,053,553	(1,391,637)	–	–	3,661,916
HSBC Bank USA NA	118,925	(118,925)	–	–	–
JPMorgan Chase Bank NA	87,761,796	(53,864,551)	–	–	33,897,245
Morgan Stanley & Co., Inc.	1,030,835	–	–	–	1,030,835
Morgan Stanley Capital Services, Inc.	3,559,302	(3,558,319)	–	(983)	–
RBC Dominion Securities	9,433,721	(9,433,721)	–	–	–
Standard Chartered Bank	3,589,715	(3,589,715)	–	–	–

	$ 191,164,464	$ (144,450,543)	$ –	$ (983)	$ 46,712,938

*OTC derivatives are reported gross on the Consolidated Statement of Assets and Liabilities. Exchange traded options and margin related to centrally cleared swaps and futures, if any, are excluded from these reported amounts.

**Reported collateral posted for the benefit of the Fund within this table is limited to the net outstanding amount due from an individual counterparty. The collateral posted for the benefit of the Fund may exceed these amounts.

The following table presents by counterparty the Fund’s OTC derivative liabilities net of the related collateral pledged by the Fund at period end:

83        OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO

CONSOLIDATED FINANCIAL STATEMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

		Gross Amounts Not Offset in the Consolidated Statement of Assets & Liabilities
Counterparty	Gross Amounts Not Offset in the Consolidated Statement of Assets & Liabilities*	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged**	Cash Collateral Pledged**	Net Amount
Bank of America NA	$(31,975,474)	$14,347,759	$16,627,715	$1,000,000	$–
Barclays Bank plc	(6,549,033)	1,713,639	4,835,394	–	–
Citibank NA	(15,590,013)	15,590,013	–	–	–
Deutsche Bank AG	(4,012,793)	3,989,054	23,739	–	–
Goldman Sachs Bank USA	(73,924,607)	36,853,210	28,425,193	2,840,000	(5,806,204)
Goldman Sachs International	(1,391,637)	1,391,637	–	–	–
HSBC Bank USA NA	(811,699)	118,925	454,604	–	(238,170)
JPMorgan Chase Bank NA	(53,864,551)	53,864,551	–	–	–
Morgan Stanley Capital Services, Inc.	(3,558,319)	3,558,319	–	–	–
Nomura Global Financial Products, Inc.	(1,489,587)	–	1,489,587	–	–
RBC Dominion Securities	(12,557,044)	9,433,721	2,897,728	–	(225,595)
Standard Chartered Bank	(13,082,172)	3,589,715	8,102,457	1,390,000	–

	$(218,806,929)	$144,450,543	$62,856,417	$5,230,000	$(6,269,969)

*OTC derivatives are reported gross on the Consolidated Statement of Assets and Liabilities. Exchange traded options and margin related to centrally cleared swaps and futures, if any, are excluded from these reported amounts.

**Reported collateral pledged within this table is limited to the net outstanding amount due from the Fund. The securities pledged as collateral by the Fund as reported on the Consolidated Statement of Investments may exceed these amounts.

The following table presents the valuations of derivative instruments by risk exposure as reported within the Consolidated Statement of Assets and Liabilities at period end:

	Asset Derivatives			Liability Derivatives

Derivatives Not Accounted for as Hedging Instruments	Consolidated Statement of Assets and Liabilities Location	Value		Consolidated Statement of Assets and Liabilities Location	Value
Credit contracts	Swaps, at value	$722,472		Swaps, at value	$7,138,968
Interest rate contracts	Swaps, at value	3,683,164		Swaps, at value	2,430,627
Credit contracts	Centrally cleared swaps, at value	4,353,359		Centrally cleared swaps, at value	299,160
Interest rate contracts	Centrally cleared swaps, at value	19,487,347		Centrally cleared swaps, at value	13,260,306
Interest rate contracts	Variation margin receivable	324,779	*	Variation margin payable	11,226

84        OPPENHEIMER INTERNATIONAL BOND FUND

6. Use of Derivatives (Continued)

	Asset Derivatives		Liability Derivatives

Derivatives Not Accounted for as Hedging Instruments	Consolidated Statement of Assets and Liabilities Location	Value	Consolidated Statement of Assets and Liabilities Location	Value
Forward currency	Unrealized appreciation on		Unrealized depreciation on
exchange contracts	forward currency exchange		forward currency exchange
	contracts	$70,688,228	contracts	$74,536,724
Equity contracts			Options written, at value	6,382,089
Currency contracts			Options written, at value	93,737,703
Interest rate contracts			Options written, at value	1,918,010
Credit contracts			Swaptions written, at value	819,354
Interest rate contracts			Swaptions written, at value	31,877,106
Credit contracts	Investments, at value	931,165**
Equity contracts	Investments, at value	12,591,325**
Currency contracts	Investments, at value	41,918,584**
Interest rate contracts	Investments, at value	60,820,223**

Total		$215,520,646		$232,411,273

*Includes only the current day’s variation margin. Prior variation margin movements have been reflected in cash on the Consolidated Statement of Assets and Liabilities upon receipt or payment.

**Amounts relate to purchased option contracts and purchased swaption contracts, if any.

The effect of derivative instruments on the Consolidated Statement of Operations is as follows:

Amount of Realized Gain or (Loss) Recognized on Derivatives
Derivatives Not Accounted for as Hedging Instruments	Investment transactions in unaffiliated companies*	Swaption contracts written	Option contracts written	Futures contracts
Credit contracts	$(2,573,178)	$3,398,364	$—	$—
Currency contracts	(17,858,121)	—	66,072,114	—
Equity contracts	5,185,217	—	(2,248,356)	—
Forward currency exchange contracts	—	—	—	—
Interest rate contracts	1,468,447	(28,020,504)	(3,340,195)	(39,197,271)

Total	$(13,777,635)	$(24,622,140)	$60,483,563	$(39,197,271)

Amount of Realized Gain or (Loss) Recognized on Derivatives
Derivatives Not Accounted for as Hedging Instruments	Forward currency exchange contracts	Swap contracts	Total
Credit contracts	$—	$(9,362,312)	$(8,537,126)
Currency contracts	—	—	48,213,993
Equity contracts	—	—	2,936,861
Forward currency exchange contracts	(150,554,957)	—	(150,554,957)
Interest rate contracts	—	13,348,688	(55,740,835)

Total	$(150,554,957)	$3,986,376	$(163,682,064)

85        OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO

CONSOLIDATED FINANCIAL STATEMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

*Includes purchased option contracts and purchased swaption contracts, if any.

Amount of Change in Unrealized Gain or (Loss) Recognized on Derivatives
Derivatives Not Accounted for as Hedging Instruments	Investment transactions in unaffiliated companies*	Option contracts written	Swaption contracts written	Futures contracts
Credit contracts	$(326,036)	$—	$452,395	$—
Currency contracts	5,388,047	35,590,852	—	—
Equity contracts	1,171,866	(570,911)	—	—
Forward currency exchange contracts	—	—	—	—
Interest rate contracts	(3,670,050)	(253,475)	(7,509,192)	(7,187,293)

Total	$2,563,827	$34,766,466	$(7,056,797)	$(7,187,293)

Amount of Change in Unrealized Gain or (Loss) Recognized on Derivatives
Derivatives Not Accounted for as Hedging Instruments		Forward currency exchange contracts	Swap contracts	Total
Credit contracts		$—	$3,974,637	$4,100,996
Currency contracts		—	—	40,978,899
Forward currency exchange contracts		—	—	600,955
Forward currency exchange contracts		69,235,343	—	69,235,343
Interest rate contracts		—	13,363,157	(5,256,853)

Total		$69,235,343	$17,337,794	$109,659,340

*Includes purchased option contracts and purchased swaption contracts, if any.

7. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2019		Year Ended September 30, 2018
	Shares	Amount	Shares	Amount
Class A
Sold[1]	14,075,650	$76,044,456	42,674,811	$249,905,235
Dividends and/or distributions reinvested	4,689,535	25,487,554	8,272,570	48,015,112
Redeemed	(36,921,030)	(199,970,547)	(68,276,202)	(396,073,859)

Net decrease	(18,155,845)	$(98,438,537)	(17,328,821)	$(98,153,512)

86        OPPENHEIMER INTERNATIONAL BOND FUND

7. Shares of Beneficial Interest (Continued)

	Six Months Ended March 31, 2019		Year Ended September 30, 2018
	Shares	Amount	Shares	Amount
Class B
Sold	—	$—	4,820	$28,765
Dividends and/or distributions reinvested	—	—	11,786	70,078
Redeemed[1]	—	—	(1,077,352)	(6,384,415)

Net decrease	—	$—	(1,060,746)	$(6,285,572)

Class C
Sold	1,223,118	$6,618,404	5,778,272	$33,966,614
Dividends and/or distributions reinvested	1,103,568	5,976,510	1,921,742	11,113,665
Redeemed	(7,613,229)	(41,077,218)	(16,515,106)	(95,357,594)

Net decrease	(5,286,543)	$(28,482,304)	(8,815,092)	$(50,277,315)

Class I
Sold	53,476,395	$288,832,371	172,301,770	$980,079,104
Dividends and/or distributions reinvested	5,763,377	31,271,302	9,948,927	57,437,582
Redeemed	(111,287,030)	(599,724,594)	(126,133,503)	(714,521,167)

Net increase (decrease)	(52,047,258)	$(279,620,921)	56,117,194	$322,995,519

Class R
Sold	1,455,756	$7,889,496	4,559,765	$26,435,800
Dividends and/or distributions reinvested	506,535	2,744,787	829,378	4,793,502
Redeemed	(3,607,891)	(19,487,215)	(5,911,392)	(34,303,537)

Net decrease	(1,645,600)	$(8,852,932)	(522,249)	$(3,074,235)

Class Y
Sold	53,598,679	$291,186,798	214,651,641	$1,260,130,600
Dividends and/or distributions reinvested	11,926,558	64,799,272	19,137,649	110,695,020
Redeemed	(105,840,190)	(572,235,010)	(153,046,264)	(873,927,206)

Net increase (decrease)	(40,314,953)	$(216,248,940)	80,743,026	$496,898,414

1. All outstanding Class B shares converted to Class A shares on June 1, 2018.

8. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IGMMF, for the reporting period were as follows:

	Purchases	Sales
Investment securities	$2,386,361,883	$3,225,136,864
U.S. government and government agency obligations	109,874,725	—

9. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in

87        OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO

CONSOLIDATED FINANCIAL STATEMENTS Unaudited / Continued

9. Fees and Other Transactions with Affiliates (Continued)

the following table:

Fee Schedule
Up to $200 million	0.75%
Next $200 million	0.72
Next $200 million	0.69
Next $200 million	0.66
Next $200 million	0.60
Next $4 billion	0.50
Next $10 billion	0.48
Over $15 billion	0.45

The Manager also provides investment management related services to the Subsidiary. The Subsidiary pays the Manager a monthly management fee at an annual rate according to the above schedule. The Subsidiary also pays certain other expenses including custody and directors’ fees.

    The Fund’s effective management fee for the reporting period was 0.54% of average annual net assets before any Subsidiary management fees or any applicable waivers.

Sub-Adviser Fees. The Manager has retained the Sub-Adviser to provide the day-to-day portfolio management of the Fund and the Subsidiary. Under the Sub-Advisory Agreement, the Manager pays the Sub-Adviser an annual fee in monthly installments, equal to a percentage of the investment management fee collected by the Manager from the Fund and the Subsidiary, which shall be calculated after any investment management fee waivers. The fee paid to the Sub-Adviser is paid by the Manager, not by the Fund.

Transfer Agent Fees. OFI Global (the “Transfer Agent”) serves as the transfer and shareholder servicing agent for the Fund. The Fund pays the Transfer Agent a fee based on annual net assets, which shall be calculated after any applicable fee waivers. Fees incurred and average net assets for each class with respect to these services are detailed in the Consolidated Statement of Operations and Consolidated Financial Highlights, respectively.

Sub-Transfer Agent Fees. The Transfer Agent has retained Shareholder Services, Inc., a wholly-owned subsidiary of OFI (the “Sub-Transfer Agent”), to provide the day-to-day transfer agent and shareholder servicing of the Fund. Under the Sub-Transfer Agency Agreement, the Transfer Agent pays the Sub-Transfer Agent an annual fee in monthly installments, equal to a percentage of the transfer agent fee collected by the Transfer Agent from the Fund, which shall be calculated after any applicable fee waivers. The fee paid to the Sub-Transfer Agent is paid by the Transfer Agent, not by the Fund.

Trustees’ Compensation. The Fund’s Board of Trustees (“Board”) has adopted a compensation deferral plan for Independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustees under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund

88        OPPENHEIMER INTERNATIONAL BOND FUND

9. Fees and Other Transactions with Affiliates (Continued)

or in other Oppenheimer funds selected by the Trustees. The Fund purchases shares of the funds selected for deferral by the Trustees in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Consolidated Statement of Assets and Liabilities. Deferral of Trustees’ fees under the plan will not affect the net assets of the Fund and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to

0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Consolidated Statement of Operations.

Distribution and Service Plans for Class C and Class R Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class C and Class R shares pursuant to Rule 12b-1 under the 1940 Act to compensate the Distributor for distributing those share classes, maintaining accounts and providing shareholder services. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class C shares’ daily net assets and 0.25% on Class R shares’ daily net assets. The Fund also pays a service fee under the Plans at an annual rate of 0.25% of daily net assets. The Plans continue in effect from year to year only if the Fund’s Board of Trustees votes annually to approve their continuance at an in person meeting called for that purpose. Fees incurred by the Fund under the Plans are detailed in the Consolidated Statement of Operations.

Sales Charges. Front-end sales charges and CDSC do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

89        OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO

CONSOLIDATED FINANCIAL STATEMENTS Unaudited / Continued

9. Fees and Other Transactions with Affiliates (Continued)

		Class A	Class C	Class R
	Class A	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by
Six Months Ended	Distributor	Distributor	Distributor	Distributor
March 31, 2019	$34,973	$3,821	$8,145	$—

Waivers and Reimbursements of Expenses. The Manager has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee it receives from the Subsidiary. During the reporting period, the Manager waived $109,423. This fee waiver and/or expense reimbursement may not be amended or withdrawn for one year from the date of the Fund’s prospectus, unless approved by the Board.

The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IGMMF. During the reporting period, the Manager waived fees and/or reimbursed the Fund $115,148 for IGMMF management fees.

10. Borrowings and Other Financing

Joint Credit Facility. A number of mutual funds managed by the Manager participate in a $1.95 billion revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with atypical redemption activity. Expenses and fees related to the Facility are paid by the participating funds and are disclosed separately or as other expenses on the Consolidated Statement of Operations. The Fund did not utilize the Facility during the reporting period.

11. Pending Acquisition

On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of the Sub-Adviser and the Manager, announced that it has entered into an agreement whereby Invesco Ltd. (“Invesco”), a global investment management company, will acquire the Sub-Adviser (the “Transaction”). In connection with the Transaction, on January 11, 2019, the Fund’s Board unanimously approved an Agreement and Plan of Reorganization (the “Agreement”), which provides for the transfer of the assets and liabilities of the Fund to a corresponding, newly formed fund (the “Acquiring Fund”) in the Invesco family of funds (the “Reorganization”) in exchange for shares of the corresponding Acquiring Fund of equal value to the value of the shares of the Fund as of the close of business on the closing date. Although the Acquiring Fund will be managed by Invesco Advisers, Inc., the Acquiring Fund will, as of the closing date, have the same investment objective and substantially similar principal investment strategies and risks as the Fund. After the Reorganization, Invesco Advisers, Inc. will be the investment adviser to the Acquiring Fund, and the Fund will be liquidated and dissolved under applicable law and terminate its registration under the Investment Company Act of 1940, as amended. The Reorganization is expected to be a tax-free reorganization for

90        OPPENHEIMER INTERNATIONAL BOND FUND

11. Pending Acquisition (Continued)

U.S. federal income tax purposes.

As of 5 p.m. Eastern Standard Time on April 12, 2019, the Reorganization has been approved by shareholders of record of the Fund as of January 14, 2019. Accordingly, if certain other closing conditions are satisfied or waived, the Reorganization is currently expected to close on or about May 24, 2019, or as soon as practicable thereafter. This is subject to change.

91        OPPENHEIMER INTERNATIONAL BOND FUND

PORTFOLIO PROXY VOTING POLICIES AND GUIDELINES;

UPDATES TO STATEMENT OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Guidelines under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Guidelines is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Beginning in April 2019, the Fund will no longer file Form N-Qs and will instead disclose its portfolio holdings monthly on Form N-PORT, which will also be available on the SEC’s website at www.sec.gov.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

92        OPPENHEIMER INTERNATIONAL BOND FUND

DISTRIBUTION SOURCES Unaudited

For any distribution that took place over the last six months of the Fund’s reporting period, the table below details on a per-share basis the percentage of the Fund’s total distribution payment amount that was derived from the following sources: net income, net profit from the sale of securities, and other capital sources. Other capital sources represent a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the Fund is paid back to you. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.” You should not draw any conclusions about the Fund’s investment performance from the amounts of these distributions. This information is based upon income and capital gains using generally accepted accounting principles as of the date of each distribution. If the Fund (or an underlying fund in which the Fund invests) invests in real estate investment trusts (REITs) and/or master limited partnerships (MLPs), the percentages attributed to each category are estimated using historical information because the character of the amounts received from the REITs and/or MLPs in which the Fund (or underlying fund) invests is unknown until after the end of the calendar year. Because the Fund is actively managed, the relative amount of the Fund’s total distributions derived from various sources over the calendar year may change. Please note that this information should not be used for tax reporting purposes as the tax character of distributable income may differ from the amounts used for this notification. You will receive IRS tax forms in the first quarter of each calendar year detailing the actual amount of the taxable and non-taxable portion of distributions paid to you during the tax year.

For the most current information, please go to oppenheimerfunds.com. Select your Fund, and scroll down to the ‘Dividends’ table under ‘Analytics’.

Fund Name	Pay Date	Net Income	Net Profit from Sale	Other Capital Sources
Oppenheimer International Bond Fund	10/31/18	99.8%	0.0%	0.2%

93        OPPENHEIMER INTERNATIONAL BOND FUND

OPPENHEIMER INTERNATIONAL BOND FUND

Trustees and Officers	Robert J. Malone, Chairman of the Board of Trustees and Trustee
Andrew J. Donohue, Trustee
Richard F. Grabish, Trustee
Beverly L. Hamilton, Trustee
Victoria J. Herget, Trustee
Karen L. Stuckey, Trustee
James D. Vaughn, Trustee
Arthur P. Steinmetz, Trustee, President and Principal Executive Officer
Hemant Baijal, Vice President
Chris Kelly, Vice President
Wim Vandenhoeck, Vice President
Cynthia Lo Bessette, Secretary and Chief Legal Officer
Jennifer Foxson, Vice President and Chief Business Officer
Mary Ann Picciotto, Chief Compliance Officer and Chief Anti-Money
Laundering Officer
Brian S. Petersen, Treasurer and Principal Financial & Accounting Officer

Manager	OFI Global Asset Management, Inc.

Sub-Adviser	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder	OFI Global Asset Management, Inc.
Servicing Agent

Sub-Transfer Agent	Shareholder Services, Inc.
DBA OppenheimerFunds Services

Independent Registered	KPMG LLP
Public Accounting Firm

Legal Counsel	Ropes & Gray LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

©2019 OppenheimerFunds, Inc. All rights reserved.

94        OPPENHEIMER INTERNATIONAL BOND FUND

PRIVACY NOTICE

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources

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We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.

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We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information

Copies of confirmations, account statements and other documents reporting activity in your fund accounts are made available to your financial advisor (as designated by you). We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.

Right of Refusal

We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

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PRIVACY NOTICE Continued

Internet Security and Encryption

In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/ or personal information should only be communicated via email when you are advised that you are using a secure website.

As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.

●

All transactions conducted via our websites, including redemptions, exchanges and purchases, are secured by the highest encryption standards available. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

●

Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

●	You can exit the secure area by closing your browser or, for added security, you can use the Log Out button before you close your browser.

Other Security Measures

We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.

How You Can Help

You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, safeguard that information. Strengthening your online credentials–your online security profile–typically your user name, password, and security questions and answers, can be one of your most important lines of defense on the Internet. For additional information on how you can help prevent identity theft, visit https://www. oppenheimerfunds.com/security.

Who We Are

This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds, Inc., each of its investment adviser subsidiaries, OppenheimerFunds Distributor, Inc. and OFI Global Trust Co. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated as of November 2017. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about this privacy policy, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com, write to us at P.O. Box 5270, Denver, CO 80217-5270, or call us at 800 CALL OPP (225 5677).

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Visit us at oppenheimerfunds.com for 24-hr access to account information and transactions or call us at 800.CALL OPP (800.225.5677) for 24-hr automated information and automated transactions. Representatives also available Mon–Fri 8am-8pm ET.

Visit Us oppenheimerfunds.com Call Us 800 225 5677
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Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc.

225 Liberty Street, New York, NY 10281-1008

© 2019 OppenheimerFunds Distributor, Inc. All rights reserved.

RS0880.001.0319 May 15, 2019

Item 2. Code of Ethics.

Not applicable to semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments.

a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

None

Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 3/31/2019, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s most recent fiscal half-year covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)        (1) Exhibit attached hereto.

(2) Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Bond Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	5/17/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	5/17/2019
By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	5/17/2019